UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Brian D. Bullard

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2019

We believe global
small companies can
provide opportunities
for investors.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–3.00%	6.35%	14.27%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.04% for Class A shares as of the prospectus dated December 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The first six months of SMALLCAP World Fund’s fiscal year were marked by a sharp downturn — and subsequent recovery — in equity markets around the world, and continued volatility in many international markets. As a result, the fund produced a total return of –3.30% during the six-month period. This includes a capital gain distribution of $3.31 a share made on December 24, 2018.

The fund’s loss for the period was less than that of its primary benchmark index and peer groups. The unmanaged MSCI All Country World Small Cap Index benchmark, which does not include fees or expenses, declined 5.85% for the same period, while the Lipper Global Small-/Mid-Cap Funds Average lost 5.62%.

Results at a glance

For periods ended March 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/30/90)

SMALLCAP World Fund (Class A shares)	–3.30%	2.92%	7.62%	14.95%	9.61%
MSCI All Country World Small Cap Index*	–5.85	–2.72	5.54	14.29	8.02
Lipper Global Small-/Mid-Cap Funds Average†	–5.62	–2.49	5.32	13.95	8.53

*	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

SMALLCAP World Fund	1

While periods of volatility can result in short-term losses, we believe the fund’s value lies in its return over longer periods. We are gratified that the fund’s returns have surpassed its peers and benchmarks over five and 10 years, as well as its lifetime. We believe this represents the results of our intensive global research effort and disciplined approach to investing.

Market overview

Equity markets saw a sharp decline over the course of the first three months of the fund’s fiscal year. This was prompted by a variety of concerns — slower job growth, higher interest rates from the U.S. Federal Reserve, ongoing trade disputes between the United States and China, and the ongoing disruption around the United Kingdom’s still-pending exit from the European Union.

Since late December, however, most markets resumed an upward trend. Much of this was fueled by investor sentiment, which changed course after the Federal Reserve’s more recent statements on the economy — leading many investors to believe further rate hikes were on hold for the moment.

The U.S. gross domestic product grew 2.2% annually during the fourth quarter of 2018 — slower than in previous quarters, while the unemployment rate remained at a low 3.9%. Overseas, GDP in the European Union grew 1.4% in the fourth quarter of 2018, while unemployment there fell to 6.5% in February, down from 7.1% the year prior.

In Japan, the economy grew 0.5% in the fourth quarter of 2018, reversing a decline in the previous quarter, and unemployment fell to 2.3% in February, from 2.5% the month prior. In China, annualized GDP growth fell to 6.4% in the fourth quarter of 2018, down from 6.7% the year prior.

Overall, corporate earnings around the world generally have been sound, with volatility stemming from trade issues and geopolitical activity rather than any particular business trends.

2	SMALLCAP World Fund

The fund’s holdings

As of March 31, domestic equities made up 46.9% of the fund’s total portfolio, slightly up from six months prior, while the fund’s holdings in European shares represented 20.7% of the portfolio, slightly higher from when the year began. The fund also added to its holdings in Asia & Pacific basin equities and other markets as well.

The fund’s holdings in information technology, industrials, financials, consumer staples and consumer discretionary stocks were additive to the fund’s return relative to its benchmark index, while real estate, health care, utilities, energy and materials companies detracted from relative returns.

While we provide a breakdown of geography and industry when we report to you, our investment process does not involve a top-down requirement for specific geographies or sectors. Rather, we encourage you to view these breakdowns as a result of our bottom-up approach to evaluating potential investments, no matter their domicile or industry.

Where the fund’s assets are invested (by country of domicile)

	As of March 31, 2019	Percent of net assets
■	United States	46.9%
■	Europe	20.7
■	Asia & Pacific Basin	18.0
■	Other (including Canada & Latin America)	5.8
■	Short-term securities & other assets less liabilities	8.6

	As of September 30, 2018	Percent of net assets
■	United States	46.1%
■	Europe	20.5
■	Asia & Pacific Basin	17.7
■	Other (including Canada & Latin America)	5.4
■	Short-term securities & other assets less liabilities	10.3

SMALLCAP World Fund	3

Seven of the fund’s top-ten holdings by assets saw positive returns for the six-month period, led by software companies MongoDB, which gained 80.3%, and Alteryx, up 46.6%. Among those that fell, healthcare company Insulet dropped 10.3%, while Molina Healthcare lost 4.5%.

The fund retained 8.6% of its holdings in cash and other short-term assets, less liabilities, down from 10.3% of the portfolio when the fiscal year began. As can be expected when stocks decline, some portfolio managers took advantage of the downturn to make investments at lower prices.

Looking ahead

There are both signs of worry and encouragement to consider when looking ahead. Currently, geopolitical and trade issues have drawn our attention, particularly the state of trade between China and the United States, and China’s recent overtures to Russia. Also, mounting debt among many nations, including the United States, could prove problematic should the economy worsen.

However, there are notable positive signs for the markets. The Federal Reserve has indeed paused in raising interest rates and credit markets are improving. The Chinese economy is showing signs of improvement as well, and the United Kingdom has, at least temporarily staved off a disorderly Brexit.

While valuations of stocks in certain sectors and geographies are no longer cheap, the overall markets remain on sound footing, and we continue to find excellent companies to invest in. We are struck by the pace of innovation, particularly in the United States but also around the globe. Companies continue to disrupt entire sectors of the economy with innovations, and the economy has adjusted, adapted and thrived.

We remain confident in our ability to deeply research individual companies around the globe and identify potential investments that may help the fund’s investors reach their financial goals, no matter the economic environment. Indeed, we have invested heavily in the fund’s research efforts over the past year and will continue to do so, providing our investors with what we believe to be greater opportunities for long-term success.

4	SMALLCAP World Fund

Thank you for your support of SMALLCAP World Fund. We look forward to reporting to you again in six months.

Cordially,

Gregory W. Wendt

Co-President

Jonathan Knowles

Co-President

Julian N. Abdey

Co-President

May 9, 2019

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	5

Summary investment portfolio March 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	46.89%
Eurozone*	7.58
United Kingdom	6.54
India	4.90
Japan	4.37
China	2.68
Sweden	2.66
Canada	2.33
Switzerland	1.60
Other countries	11.80
Short-term securities & other assets less liabilities	8.65
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 91.02%	Shares	Value (000)
Information technology 20.88%
RingCentral, Inc., Class A1	4,741,200	$511,101
MongoDB, Inc., Class A1,2	3,209,522	471,864
Paycom Software, Inc.[1]	2,430,134	459,611
Alteryx, Inc., Class A1	3,425,833	287,325
DocuSign, Inc.[1]	3,621,737	187,751
Square, Inc., Class A1	2,450,730	183,609
SimCorp AS	1,865,843	180,125
EPAM Systems, Inc.[1]	1,062,494	179,700
WiseTech Global Ltd.	10,762,887	176,687
Yext, Inc.[1,3]	8,025,874	175,446
Alarm.Com Holdings, Inc.[1,3]	2,695,700	174,951
Smartsheet Inc., Class A1,2	3,905,000	159,285
Ceridian HCM Holding Inc.[1]	2,901,471	148,845
Halma PLC	6,749,967	146,994
HubSpot, Inc.[1]	874,748	145,392
Bottomline Technologies, Inc.[1,3]	2,848,000	142,656
Other securities		5,180,499
		8,911,841

6	SMALLCAP World Fund

	Shares	Value (000)
Health care 16.02%
Molina Healthcare, Inc.[1,3]	3,390,512	$481,317
Insulet Corp.[1,3]	4,742,319	450,947
GW Pharmaceuticals PLC (ADR)[1,2,3]	2,412,980	406,756
Bluebird Bio, Inc.[1,2]	1,967,720	309,581
NovoCure Ltd.[1]	3,780,597	182,111
CONMED Corp.[3]	2,049,162	170,449
Notre Dame Intermédica Participações S.A.	19,261,749	161,361
Allogene Therapeutics, Inc.[1,2]	4,786,670	138,383
Allogene Therapeutics, Inc.[1,4,5]	653,594	18,328
Centene Corp.[1]	2,918,878	154,992
Integra LifeSciences Holdings Corp.[1]	2,748,275	153,134
Other securities		4,213,184
		6,840,543

Consumer discretionary 15.87%
Ocado Group PLC[1]	14,078,000	251,293
Takeaway.com NV1,3	3,139,600	238,429
ServiceMaster Global Holdings, Inc.[1]	4,805,000	224,393
Evolution Gaming Group AB3	2,830,274	222,987
Five Below, Inc.[1]	1,486,702	184,723
Domino’s Pizza, Inc.	691,161	178,389
Strategic Education, Inc.[3]	1,291,720	169,616
Floor & Decor Holdings, Inc., Class A1	4,048,600	166,883
Dollarama Inc.	6,015,000	160,463
Mattel, Inc.[1,2]	12,260,000	159,380
Grand Canyon Education, Inc.[1]	1,309,000	149,894
Other securities		4,669,816
		6,776,266

Industrials 13.72%
Spirax-Sarco Engineering PLC	2,028,028	189,917
MonotaRO Co., Ltd.	8,371,900	185,900
Nihon M&A Center Inc.[2]	6,264,980	171,279
NIBE Industrier AB, Class B	12,762,000	163,415
IMCD NV	2,053,000	156,255
Bravida Holding AB3	16,173,198	142,557
Rheinmetall AG	1,363,840	142,096
Other securities		4,703,104
		5,854,523

Financials 9.38%
Kotak Mahindra Bank Ltd.	18,292,040	352,374
Essent Group Ltd.[1]	3,797,535	165,003
MarketAxess Holdings Inc.	660,000	162,413
Webster Financial Corp.	3,200,000	162,144
RenaissanceRe Holdings Ltd.	1,058,600	151,909
Bajaj Finance Ltd.	3,257,000	142,222
Other securities		2,869,910
		4,005,975

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.98%
Emmi AG3	311,300	$273,863
Other securities		1,426,383
		1,700,246

Materials 3.91%
Allegheny Technologies Inc.[1,3]	9,997,788	255,643
Other securities		1,414,331
		1,669,974

Communication services 3.16%
Iridium Communications Inc.[1,3]	7,666,388	202,699
Iridium Communications Inc.[1,3,5]	636,132	16,819
Other securities		1,127,338
		1,346,856

Other 4.10%
Other securities		1,747,630

Total common stocks (cost: $27,201,807,000)		38,853,854

Preferred securities 0.10%
Other 0.10%
Other securities		41,786

Total preferred securities (cost: $41,513,000)		41,786

Rights & warrants 0.00%
Other 0.00%
Other securities		1,272

Total rights & warrants (cost: $0)		1,272

Convertible stocks 0.21%
Other 0.21%
Other securities		89,564

Total convertible stocks (cost: $94,000,000)		89,564

Convertible bonds 0.02%	Principal amount (000)
Consumer discretionary 0.02%
Other securities		9,901

Total convertible bonds (cost: $13,315,000)		9,901

8	SMALLCAP World Fund

Short-term securities 9.55%	Shares	Value (000)
Money market investments 9.55%
Capital Group Central Cash Fund	37,078,827	$3,707,141
Goldman Sachs Financial Square Government Fund[6]	130,000,000	130,000
Blackrock FedFund[6]	110,000,000	110,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[6]	100,000,000	100,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio[6]	23,967,684	23,968
Fidelity Institutional Money Market Funds - Government Portfolio[6]	5,000,000	5,000
		4,076,109

Total short-term securities (cost: $4,076,476,000)		4,076,109
Total investment securities 100.90% (cost: $31,427,111,000)		43,072,486
Other assets less liabilities (0.90)%		(384,455)

Net assets 100.00%		$42,688,031

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 17.88%
Information technology 3.33%
Yext, Inc.[1]	7,625,428	1,335,446	935,000	8,025,874
Alarm.Com Holdings, Inc.[1]	3,249,000	—	553,300	2,695,700
Bottomline Technologies, Inc.[1]	2,808,000	40,000	—	2,848,000
Acacia Communications, Inc.[1]	2,585,240	—	178,899	2,406,341
Jenoptik AG	1,295,000	2,333,640	—	3,628,640
Netcompany Group AS, non-registered shares[1]	2,631,826	678,087	—	3,309,913
Inphi Corp.[1,2]	2,532,699	428,000	542,867	2,417,832
Carel Industries SpA[1]	7,370,849	450,000	—	7,820,849
Douzone Bizon Co., Ltd.	1,636,408	206,000	—	1,842,408
Endurance International Group Holdings, Inc.[1]	6,992,277	2,469,322	—	9,461,599
Bravura Solutions Ltd.	17,125,000	—	—	17,125,000
eMemory Technology Inc.	5,992,000	—	1,967,666	4,024,334
Megaport Ltd.[1,2]	7,476,000	3,045,178	—	10,521,178
Faraday Technology Corp.[7]	9,733,000	5,632,000	—	15,365,000
accesso Technology Group PLC[1,2]	—	1,935,612	—	1,935,612
Humanica PCL	34,600,000	16,240,900	—	50,840,900
Datalex PLC	6,106,000	—	701,000	5,405,000

SMALLCAP World Fund	9

Investments in affiliates (continued)

	Beginning shares	Additions	Reductions	Ending shares
MACOM Technology Solutions Holdings, Inc.[1,2,8]	925,000	2,743,000	1,193,000	2,475,000
SPS Commerce, Inc.[1,8]	1,159,000	—	885,631	273,369
Talend SA (ADR)[1,8]	2,216,455	216,800	2,351,755	81,500
Health care 5.16%
Molina Healthcare, Inc.[1]	4,022,587	—	632,075	3,390,512
Insulet Corp.[1]	3,633,423	1,108,896	—	4,742,319
GW Pharmaceuticals PLC (ADR)[1,2]	2,250,346	162,634	—	2,412,980
CONMED Corp.	1,920,000	260,000	130,838	2,049,162
Allakos Inc.[1,2]	1,124,660	2,319,709	—	3,444,369
Allakos Inc.[1,5,8]	2,018,188	—	2,018,188	—
iRhythm Technologies, Inc.[1]	1,571,200	34,000	148,750	1,456,450
CryoLife, Inc.[1]	2,157,251	592,748	193,077	2,556,922
Osstem Implant Co., Ltd.[1]	1,142,821	—	—	1,142,821
CellaVision AB, non-registered shares	1,908,123	—	288,000	1,620,123
Cansino Biologics Inc., Class H1	—	9,920,400	—	9,920,400
NuCana PLC (ADR)[1,2]	2,542,628	—	—	2,542,628
Diplomat Pharmacy, Inc.[1]	5,930,624	21,936	373,004	5,579,556
Flexion Therapeutics, Inc.[1,2]	3,002,700	158,000	650,000	2,510,700
Adaptimmune Therapeutics PLC (ADR)[1,2]	7,186,700	—	—	7,186,700
Revenio Group OYJ, non-registered shares[7]	803,464	498,940	—	1,302,404
Neuronetics, Inc.[1,7]	474,644	969,656	—	1,444,300
Xenon Pharmaceuticals Inc.[1]	1,900,900	118,326	—	2,019,226
Corindus Vascular Robotics, Inc.[1,4,5,9]	—	10,872,716	—	10,872,716
Neovasc Inc.[1]	1,346,592	3,595,454	—	4,942,046
Neovasc Inc. (CAD denominated)[1]	62,946	—	62,946	—
Evolent Health, Inc., Class A1,8	4,505,000	—	2,134,455	2,370,545
Fleury SA, ordinary nominative[8]	16,147,000	1,171,000	3,625,000	13,693,000
Glaukos Corp.[1,8]	2,820,000	—	1,669,678	1,150,322
Natera, Inc.[1,8]	3,215,580	—	500,000	2,715,580
Pacific Biosciences of California, Inc.[1,8]	8,843,303	—	8,843,303	—
Consumer discretionary 3.20%
Takeaway.com NV1	1,422,100	1,717,500	—	3,139,600
Evolution Gaming Group AB	2,652,021	178,253	—	2,830,274
Strategic Education, Inc.	1,068,970	222,750	—	1,291,720
Nien Made Enterprise Co., Ltd.	13,493,000	1,722,000	—	15,215,000
TopBuild Corp.[1]	1,682,000	101,200	—	1,783,200
Domino’s Pizza Group PLC	22,017,815	5,290,000	—	27,307,815
At Home Group Inc.[1]	3,878,873	715,000	—	4,593,873
Delta Corp Ltd.	21,407,238	—	—	21,407,238
Garrett Motion Inc.[1]	—	3,825,559	—	3,825,559
Party City Holdco Inc.[1,2]	—	5,332,459	—	5,332,459
Lands’ End, Inc.[1]	2,061,232	17,000	—	2,078,232
Hoteles City Express, SAB de CV1	—	24,121,157	—	24,121,157
MIPS AB1	1,396,751	—	—	1,396,751
Beazer Homes USA, Inc. (USA)[1,7]	1,659,813	—	—	1,659,813
Hostelworld Group PLC	7,645,662	—	—	7,645,662
Tile Shop Holdings, Inc.	3,158,000	—	—	3,158,000
BNN Technology PLC[1,4,10]	19,007,000	—	—	19,007,000
Maisons du Monde SA8	2,374,914	—	1,195,401	1,179,513
Quotient Technology Inc.[1,8]	5,311,667	—	3,311,667	2,000,000
Seria Co., Ltd.[2,8]	4,138,791	88,100	1,092,000	3,134,891
MakeMyTrip Ltd., non-registered shares[1,8,9]	92,000	—	92,000	—
MakeMyTrip Ltd., non-registered shares[1,8]	3,592,051	143,601	1,061,501	2,674,151
Sleep Country Canada Holdings Inc.[8]	3,011,968	—	3,011,968	—
Tailored Brands, Inc.[8]	3,981,850	—	3,263,000	718,850

10	SMALLCAP World Fund

	Beginning shares	Additions	Reductions	Ending shares
Taiwan Paiho Ltd.[8]	20,561,000	—	20,561,000	—
zooplus AG, non-registered shares[1,2,8]	560,634	10,780	293,158	278,256
Industrials 2.27%
Bravida Holding AB	16,173,198	—	—	16,173,198
Rexnord Corp.[1]	5,005,000	503,000	—	5,508,000
VARTA AG, non-registered shares[1]	2,157,755	1,068,245	170,000	3,056,000
Advanced Disposal Services, Inc.[1]	4,710,502	75,000	150,000	4,635,502
Continental Building Products, Inc.[1]	3,080,700	—	300,000	2,780,700
Coor Service Management Holding AB	4,502,788	1,375,842	—	5,878,630
Barrett Business Services, Inc.	580,000	295,786	290,000	585,786
Tsubaki Nakashima Co., Ltd.	2,821,800	413,500	794,200	2,441,100
Avon Rubber PLC	2,248,000	233,863	—	2,481,863
Trust Tech Inc.	622,000	582,900	—	1,204,900
Instalco Intressenter AB (publ)	2,934,000	897,789	—	3,831,789
Greaves Cotton Ltd.	15,200,000	1,000,000	—	16,200,000
KeyW Holding Corp.[1]	2,536,400	—	—	2,536,400
R.R. Donnelley & Sons Co.	5,631,489	—	1,269,065	4,362,424
Alfen NV1,2	1,275,000	—	—	1,275,000
J. Kumar Infraprojects Ltd.	4,450,500	—	—	4,450,500
Fluence Corp. Ltd.[1,8]	14,826,347	14,290,437	29,116,784	—
King Slide Works Co., Ltd.[8]	7,190,765	—	5,007,765	2,183,000
Kratos Defense & Security Solutions, Inc.[1,8]	8,262,000	—	5,360,600	2,901,400
va-Q-tec AG1,2,8	781,221	—	175,907	605,314
XP Power Ltd.[8]	1,295,000	—	780,000	515,000
Financials 0.95%
Cannae Holdings, Inc.[1]	4,895,000	242,578	—	5,137,578
NMI Holdings, Inc.[1]	5,036,127	—	261,000	4,775,127
Trupanion, Inc.[1,2]	2,640,200	33,394	—	2,673,594
HUB24 Ltd.[2]	4,298,000	79,158	—	4,377,158
Greenhill & Co., Inc.	1,169,700	—	—	1,169,700
CenterState Bank Corp.[8]	6,069,250	118,000	3,160,317	3,026,933
GoldMoney Inc.[1,8]	4,931,100	—	4,931,100	—
M&A Capital Partners Co., Ltd.[1,8]	1,133,400	—	1,133,400	—
Third Point Reinsurance Ltd.[1,8]	6,147,821	—	5,226,353	921,468
Consumer staples 0.76%
Emmi AG	311,300	—	—	311,300
CCL Products (India) Ltd.	10,642,173	—	—	10,642,173
R.E.A. Holdings PLC[1]	2,162,000	—	—	2,162,000
Ariake Japan Co., Ltd.[8]	1,754,000	74,200	1,828,200	—
Simply Good Foods Co., Class A1,8	4,420,000	—	485,000	3,935,000
Materials 1.09%
Allegheny Technologies Inc.[1]	6,615,300	3,412,488	30,000	9,997,788
Loma Negra Compania Industrial Argentina SA (ADR)[1,7]	577,695	7,554,003	—	8,131,698
Scapa Group PLC	12,183,326	170,000	—	12,353,326
Navin Fluorine International Ltd.	3,202,000	—	—	3,202,000
Mayur Uniquoters Ltd.	3,660,000	—	214,328	3,445,672
Excelsior Mining Corp.[1,2]	12,868,000	—	—	12,868,000
Danakali Ltd.[1]	16,700,000	—	2,638,198	14,061,802
Hummingbird Resources PLC[1]	27,459,300	—	7,100,000	20,359,300
Bacanora Lithium PLC[1,8]	8,573,925	—	6,135,000	2,438,925
BlueJay Mining PLC[1,2,8]	45,009,091	—	27,487,700	17,521,391
Kenmare Resources PLC[1,8]	7,124,863	—	2,087,527	5,037,336
Nevada Copper Corp.[1,2,8]	48,480,000	—	22,280,000	26,200,000
Sirius Minerals PLC[1,2,8]	247,367,560	—	55,515,711	191,851,849

SMALLCAP World Fund	11

Investments in affiliates (continued)

	Beginning shares	Additions	Reductions	Ending shares
Communication services 0.63%
Iridium Communications Inc.[1]	7,666,388	—	—	7,666,388
Iridium Communications Inc.[1,5]	636,132	—	—	636,132
Care.com, Inc.[1]	1,642,963	900,037	—	2,543,000
Entertainment One Ltd.[8]	21,220,339	2,142,661	1,000,000	22,363,000
Zegona Communications PLC[8]	7,911,786	980,781	5,592,263	3,300,304
Real estate 0.34%
WHA Corp. PCL	1,106,071,920	—	115,000,000	991,071,920
Foxtons Group PLC	17,881,785	—	—	17,881,785
MGM Growth Properties LLC REIT, Class A8	4,017,887	—	1,277,887	2,740,000
Purplebricks Group PLC[1,8]	17,905,676	—	17,905,676	—
Energy 0.15%
Nine Energy Service, Inc.[1]	1,504,000	300,000	—	1,804,000
Savannah Petroleum PLC[1]	65,357,000	—	18,354,145	47,002,855
PetroTal Corp.[1]	34,775,000	—	—	34,775,000
Lekoil Ltd. (CDI)[1]	42,922,391	—	2,112,354	40,810,037
BNK Petroleum Inc.[1,8]	12,804,914	—	12,804,914	—
Independence Contract Drilling, Inc.[1,8]	2,908,057	—	1,957,927	950,130
Providence Resources PLC[1,8]	35,235,000	—	35,235,000	—
San Leon Energy PLC[1,8]	32,348,000	—	32,348,000	—
Utilities 0.00%
Mytrah Energy Ltd.[1,4,10]	10,418,000	—	—	10,418,000
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares	96,000	—	—	96,000
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1]	28,290	—	28,290	—
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,8]	21,698,000	—	21,698,000	—
Convertible stocks 0.04%
Health care 0.04%
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[4,9,10]	4,244,602	—	—	4,244,602

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 17.88%
Information technology 3.33%
Yext, Inc.[1]	$5,813	$(18,656)	$—	$175,446
Alarm.Com Holdings, Inc.[1]	11,134	11,951	—	174,951
Bottomline Technologies, Inc.[1]	—	(63,520)	—	142,656
Acacia Communications, Inc.[1]	(1,515)	40,080	—	138,004
Jenoptik AG	—	11,261	—	135,138
Netcompany Group AS, non-registered shares[1]	—	384	—	118,513
Inphi Corp.[1,2]	2,947	11,367	—	105,756
Carel Industries SpA[1]	—	(3,424)	—	85,985
Douzone Bizon Co., Ltd.	—	19,786	582	75,638
Endurance International Group Holdings, Inc.[1]	—	(13,571)	—	68,597
Bravura Solutions Ltd.	—	11,923	642	66,513

12	SMALLCAP World Fund

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
eMemory Technology Inc.	$(6,357)	$8,213	$—	$42,045
Megaport Ltd.[1,2]	—	2,007	—	30,555
Faraday Technology Corp.[7]	—	(6,582)	—	22,210
accesso Technology Group PLC[1,2]	—	934	—	21,832
Humanica PCL	—	(1,907)	—	14,979
Datalex PLC	(2,600)	(9,083)	—	4,887
MACOM Technology Solutions Holdings, Inc.[1,2,8]	(4,761)	7,963	—	—
SPS Commerce, Inc.[1,8]	21,428	(32,008)	—	—
Talend SA (ADR)[1,8]	12,842	(90,601)	—	—
				1,423,705
Health care 5.16%
Molina Healthcare, Inc.[1]	43,986	(73,903)	—	481,317
Insulet Corp.[1]	—	(24,364)	—	450,947
GW Pharmaceuticals PLC (ADR)[1,2]	—	(7,358)	—	406,756
CONMED Corp.	(938)	8,003	768	170,449
Allakos Inc.[1,2]	—	55,926	—	139,497
Allakos Inc.[1,5,8]	—	(61,718)	—	—
iRhythm Technologies, Inc.[1]	6,510	(37,414)	—	109,175
CryoLife, Inc.[1]	1,693	(14,843)	—	74,585
Osstem Implant Co., Ltd.[1]	—	(9,592)	—	54,468
CellaVision AB, non-registered shares	2,312	(3,995)	—	48,618
Cansino Biologics Inc., Class H1	—	10,488	—	43,726
NuCana PLC (ADR)[1,2]	—	(20,138)	—	43,225
Diplomat Pharmacy, Inc.[1]	(5,347)	(74,652)	—	32,417
Flexion Therapeutics, Inc.[1,2]	(5,092)	(11,445)	—	31,334
Adaptimmune Therapeutics PLC (ADR)[1,2]	—	(66,549)	—	30,903
Revenio Group OYJ, non-registered shares[7]	—	(554)	417	22,441
Neuronetics, Inc.[1,7]	—	(13,024)	—	22,026
Xenon Pharmaceuticals Inc.[1]	—	(5,552)	—	20,515
Corindus Vascular Robotics, Inc.[1,4,5,9]	—	3,540	—	18,540
Neovasc Inc.[1]	—	(25,196)	—	2,079
Neovasc Inc. (CAD denominated)[1]	—	21,860	—	—
Evolent Health, Inc., Class A1,8	728	(65,112)	—	—
Fleury SA, ordinary nominative[8]	(6,702)	6,307	3,033	—
Glaukos Corp.[1,8]	60,192	(37,309)	—	—
Natera, Inc.[1,8]	198	(13,060)	—	—
Pacific Biosciences of California, Inc.[1,8]	39,261	(21,939)	—	—
				2,203,018
Consumer discretionary 3.20%
Takeaway.com NV1	—	35,071	—	238,429
Evolution Gaming Group AB	—	22,121	—	222,987
Strategic Education, Inc.	—	(3,874)	1,180	169,616
Nien Made Enterprise Co., Ltd.	—	14,737	—	134,030
TopBuild Corp.[1]	—	13,692	—	115,587
Domino’s Pizza Group PLC	—	(11,619)	1,965	86,072
At Home Group Inc.[1]	—	(54,348)	—	82,047
Delta Corp Ltd.	—	16,840	181	78,738
Garrett Motion Inc.[1]	—	5,765	—	56,350
Party City Holdco Inc.[1,2]	—	(16,859)	—	42,340
Lands’ End, Inc.[1]	—	(1,871)	—	34,519
Hoteles City Express, SAB de CV1	—	(1,768)	—	25,774
MIPS AB1	—	3,061	—	20,191

SMALLCAP World Fund	13

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Beazer Homes USA, Inc. (USA)[1,7]	$—	$1,676	$—	$19,104
Hostelworld Group PLC	—	(3,701)	—	18,422
Tile Shop Holdings, Inc.	—	(4,705)	316	17,874
BNN Technology PLC[1,4,10]	—	(5,161)	—	3,609
Maisons du Monde SA8	(15,995)	(3,878)	—	—
Quotient Technology Inc.[1,8]	(12,310)	(17,425)	—	—
Seria Co., Ltd.[2,8]	(11,275)	14,229	842	—
MakeMyTrip Ltd., non-registered shares[1,8,9]	—	787	—	—
MakeMyTrip Ltd., non-registered shares[1,8]	(9,981)	7,726	—	—
Sleep Country Canada Holdings Inc.[8]	6,809	(23,564)	289	—
Tailored Brands, Inc.[8]	(27,333)	(29,133)	846	—
Taiwan Paiho Ltd.[8]	(16,803)	—	—	—
zooplus AG, non-registered shares[1,2,8]	4,733	(34,749)	—	—
				1,365,689
Industrials 2.27%
Bravida Holding AB	—	9,894	—	142,557
Rexnord Corp.[1]	—	(27,728)	—	138,471
VARTA AG, non-registered shares[1]	4	25,745	—	130,404
Advanced Disposal Services, Inc.[1]	155	4,245	—	129,794
Continental Building Products, Inc.[1]	3,893	(40,850)	—	68,934
Coor Service Management Holding AB	—	6,374	—	52,354
Barrett Business Services, Inc.	421	1,335	280	45,299
Tsubaki Nakashima Co., Ltd.	(3,689)	(4,063)	1,028	43,765
Avon Rubber PLC	—	347	321	42,023
Trust Tech Inc.	—	3,333	301	39,844
Instalco Intressenter AB (publ)	—	1,814	—	32,559
Greaves Cotton Ltd.	—	3,013	915	32,552
KeyW Holding Corp.[1]	—	(101)	—	21,864
R.R. Donnelley & Sons Co.	(10,162)	6,485	338	20,591
Alfen NV1,2	—	(2,720)	—	16,539
J. Kumar Infraprojects Ltd.	—	(2,155)	—	10,321
Fluence Corp. Ltd.[1,8]	(6,545)	5,440	—	—
King Slide Works Co., Ltd.[8]	(7,948)	7,398	—	—
Kratos Defense & Security Solutions, Inc.[1,8]	20,242	(17,164)	—	—
va-Q-tec AG1,2,8	(2,539)	897	—	—
XP Power Ltd.[8]	303	(11,841)	504	—
				967,871
Financials 0.95%
Cannae Holdings, Inc.[1]	—	17,178	—	124,638
NMI Holdings, Inc.[1]	15	14,234	—	123,533
Trupanion, Inc.[1,2]	—	(7,737)	—	87,533
HUB24 Ltd.[2]	—	2,823	62	43,046
Greenhill & Co., Inc.	—	(5,661)	117	25,160
CenterState Bank Corp.[8]	(14,788)	(14,822)	801	—
GoldMoney Inc.[1,8]	(8,762)	5,361	—	—
M&A Capital Partners Co., Ltd.[1,8]	(11,967)	—	—	—
Third Point Reinsurance Ltd.[1,8]	(11,287)	(3,048)	—	—
				403,910
Consumer staples 0.76%
Emmi AG	—	41,514	—	273,863
CCL Products (India) Ltd.	—	6,867	—	43,782
R.E.A. Holdings PLC[1]	—	(2,329)	—	5,674

14	SMALLCAP World Fund

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Ariake Japan Co., Ltd.[8]	$12,831	$—	$—	$—
Simply Good Foods Co., Class A1,8	3,481	890	—	—
				323,319
Materials 1.09%
Allegheny Technologies Inc.[1]	(144)	(24,976)	—	255,643
Loma Negra Compania Industrial Argentina SA (ADR)[1,7]	—	(5,270)	—	89,042
Scapa Group PLC	—	(26,593)	—	45,694
Navin Fluorine International Ltd.	—	2,219	167	32,706
Mayur Uniquoters Ltd.	(703)	442	128	17,245
Excelsior Mining Corp.[1,2]	—	557	—	9,822
Danakali Ltd.[1]	224	(1,378)	—	7,788
Hummingbird Resources PLC[1]	(158)	(1,042)	—	5,502
Bacanora Lithium PLC[1,8]	(4,952)	3,663	—	—
BlueJay Mining PLC[1,2,8]	(2,797)	645	—	—
Kenmare Resources PLC[1,8]	(28,148)	24,305	—	—
Nevada Copper Corp.[1,2,8]	(3,803)	(2,078)	—	—
Sirius Minerals PLC[1,2,8]	274	(25,476)	—	—
				463,442
Communication services 0.63%
Iridium Communications Inc.[1]	—	30,206	—	202,699
Iridium Communications Inc.[1,5]	—	2,506	—	16,819
Care.com, Inc.[1]	—	(3,435)	—	50,250
Entertainment One Ltd.[8]	521	10,508	—	—
Zegona Communications PLC[8]	(4,765)	4,423	158	—
				269,768
Real estate 0.34%
WHA Corp. PCL	3,912	(6,369)	—	131,789
Foxtons Group PLC	—	2,436	—	14,836
MGM Growth Properties LLC REIT, Class A8	1,288	4,032	2,500	—
Purplebricks Group PLC[1,8]	(9,102)	2,927	—	—
				146,625
Energy 0.15%
Nine Energy Service, Inc.[1]	—	(15,091)	—	40,861
Savannah Petroleum PLC[1]	(6,077)	571	—	15,366
PetroTal Corp.[1]	—	(2,222)	—	5,855
Lekoil Ltd. (CDI)[1]	(2,149)	(2,661)	—	3,880
BNK Petroleum Inc.[1,8]	(15,654)	13,635	—	—
Independence Contract Drilling, Inc.[1,8]	(397)	(4,808)	—	—
Providence Resources PLC[1,8]	102	(2,183)	—	—
San Leon Energy PLC[1,8]	(17,713)	21,025	—	—
				65,962
Utilities 0.00%
Mytrah Energy Ltd.[1,4,10]	—	(5,089)	—	136
Total common stocks				7,633,445
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares	—	(13)	6	119

SMALLCAP World Fund	15

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1]	$—	$—	$—	$—
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[1,8]	—	(523)	—	—
Total rights & warrants				—
Convertible stocks 0.04%
Health care 0.04%
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[4,9,10]	—	—	—	15,000
Total 17.92%	$(33,006)	$(652,165)	$18,687	$7,648,564

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $1,447,802,000, which represented 3.39% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Other securities,” was $361,507,000, which represented .85% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $223,938,000, which represented .52% of the net assets of the fund.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2018; it was not publicly disclosed.
[8]	Unaffiliated issuer at 3/31/2019.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Value determined using significant unobservable inputs.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Corindus Vascular Robotics, Inc.	2/26/2019	$15,000	$18,540	.04%
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred	5/23/2018	15,000	15,000	.04
Other private placement securities	12/3/2013-1/4/2019	189,115	210,068	.48
Total private placement securities		$219,115	$243,608	.56%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

See notes to financial statements

16	SMALLCAP World Fund

Financial statements

Statement of assets and liabilities at March 31, 2019	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $25,743,642)	$35,423,922
Affiliated issuers (cost: $5,683,469)	7,648,564	$43,072,486
Cash		35,352
Cash denominated in currencies other than U.S. dollars (cost: $9,263)		9,265
Receivables for:
Sales of investments	81,815
Sales of fund’s shares	41,798
Dividends and interest	39,930
Securities lending income	1,874
Other	2,139	167,556
		43,284,659
Liabilities:
Collateral for securities on loan		368,968
Payables for:
Purchases of investments	116,436
Repurchases of fund’s shares	47,494
Investment advisory services	22,115
Services provided by related parties	9,597
Directors’ deferred compensation	4,380
Non-U.S. taxes	25,027
Other	2,611	227,660
Net assets at March 31, 2019		$42,688,031

Net assets consist of:
Capital paid in on shares of capital stock		$30,582,452
Total distributable earnings		12,105,579
Net assets at March 31, 2019		$42,688,031

See notes to financial statements

SMALLCAP World Fund	17

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (788,657 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$22,946,579	423,686		$54.16
Class C	708,531	15,182		46.67
Class T	11	—	*	54.39
Class F-1	719,066	13,452		53.45
Class F-2	4,627,493	84,006		55.09
Class F-3	1,969,669	36,072		54.60
Class 529-A	1,356,639	25,379		53.45
Class 529-C	202,556	4,256		47.59
Class 529-E	59,587	1,152		51.72
Class 529-T	12	—	*	54.34
Class 529-F-1	143,737	2,648		54.28
Class R-1	26,145	541		48.30
Class R-2	563,968	11,668		48.34
Class R-2E	24,728	463		53.40
Class R-3	780,838	15,137		51.58
Class R-4	823,261	15,330		53.70
Class R-5E	25,463	469		54.29
Class R-5	392,099	7,009		55.95
Class R-6	7,317,649	132,207		55.35

*	Amount less than one thousand.

See notes to financial statements

18	SMALLCAP World Fund

Statement of operations for the six months ended March 31, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,328; also includes $18,687 from affiliates)	$128,220
Interest (net of non-U.S. taxes of $34)	46,461
Securities lending income (net of fees)	10,561	$185,242
Fees and expenses*:
Investment advisory services	123,273
Distribution services	40,436
Transfer agent services	22,796
Administrative services	5,666
Reports to shareholders	1,085
Registration statement and prospectus	2,554
Directors’ compensation	49
Auditing and legal	56
Custodian	2,097
State and local taxes	1
Other	1,396
Total fees and expenses before reimbursements	199,409
Less transfer agent services reimbursements	16
Total fees and expenses after reimbursements		199,393
Net investment loss		(14,151)

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,242):
Unaffiliated issuers	607,572
Affiliated issuers	(33,006)
Forward currency contracts	(545)
Currency transactions	(652)	573,369
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $24,880):
Unaffiliated issuers	(1,362,838)
Affiliated issuers	(652,165)
Forward currency contracts	923
Currency translations	(520)	(2,014,600)
Net realized gain and unrealized depreciation		(1,441,231)

Net decrease in net assets resulting from operations		$(1,455,382)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

SMALLCAP World Fund	19

Statements of changes in net assets

(dollars in thousands)

	Six months ended March 31, 2019*	Year ended September 30, 2018
Operations:
Net investment (loss) income	$(14,151)	$46,991
Net realized gain	573,369	2,346,244
Net unrealized (depreciation) appreciation	(2,014,600)	2,561,220
Net (decrease) increase in net assets resulting from operations	(1,455,382)	4,954,455

Distributions paid to shareholders	(2,434,862)	(1,678,270)

Net capital share transactions	2,701,227	3,711,671

Total (decrease) increase in net assets	(1,189,017)	6,987,856

Net assets:
Beginning of period	43,877,048	36,889,192
End of period	$42,688,031	$43,877,048

*	Unaudited.

See notes to financial statements

20	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

22	SMALLCAP World Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

24	SMALLCAP World Fund

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,911,841	$—	$—	$8,911,841
Health care	6,736,252	36,868	67,423	6,840,543
Consumer discretionary	6,772,657	—	3,609	6,776,266
Industrials	5,854,523	—	—	5,854,523
Financials	4,005,487	—	488	4,005,975
Consumer staples	1,700,246	—	—	1,700,246
Materials	1,669,974	—	—	1,669,974
Communication services	1,346,856	—	—	1,346,856
Other	1,626,716	—	120,914	1,747,630
Preferred securities	119	—	41,667	41,786
Rights & warrants	298	—	974	1,272
Convertible stocks	—	—	89,564	89,564
Convertible bonds	—	9,901	—	9,901
Short-term securities	4,076,109	—	—	4,076,109
Total	$42,701,078	$46,769	$324,639	$43,072,486

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

26	SMALLCAP World Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2018, the total value of securities on loan was $1,447,802,000, and the total value of collateral received was $1,527,093,000. Investment securities purchased from cash collateral of $368,968,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Short-term securities — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term

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investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of March 31, 2019, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $138,386,000.

The following table identifies the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2019 (dollars in thousands):

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(545)	Net unrealized appreciation on forward currency contracts	$923

Collateral — The fund participates in a collateral program due to securities lending and its use of forward currency contracts. For securities lending, the fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot

28	SMALLCAP World Fund

meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

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The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$2,433,091
Post-October capital loss deferral*	(80,354)

*	This deferral is considered incurred in the subsequent year.

As of March 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$13,581,480
Gross unrealized depreciation on investments	(1,891,769)
Net unrealized appreciation on investments	11,689,711
Cost of investments	31,013,807

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2019			Year ended September 30, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$1,312,884	$1,312,884	$—	$958,172	$958,172
Class C	—	48,829	48,829	—	39,880	39,880
Class T	—	1	1	—	1	1
Class F-1	—	41,462	41,462	—	34,715	34,715
Class F-2	—	255,099	255,099	—	135,936	135,936
Class F-3	—	101,976	101,976	—	59,643	59,643
Class 529-A	—	78,608	78,608	—	57,869	57,869
Class 529-C	—	13,748	13,748	—	11,429	11,429
Class 529-E	—	3,645	3,645	—	2,707	2,707
Class 529-T	—	1	1	—	1	1
Class 529-F-1	—	8,185	8,185	—	5,141	5,141
Class R-1	—	1,729	1,729	—	1,387	1,387
Class R-2	—	36,397	36,397	—	29,788	29,788
Class R-2E	—	1,360	1,360	—	810	810
Class R-3	—	47,684	47,684	—	38,410	38,410
Class R-4	—	48,314	48,314	—	38,552	38,552
Class R-5E	—	1,677	1,677	—	546	546
Class R-5	—	22,369	22,369	—	14,962	14,962
Class R-6	—	410,894	410,894	—	248,321	248,321
Total	$—	$2,434,862	$2,434,862	$—	$1,678,270	$1,678,270

30	SMALLCAP World Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.592% on such assets in excess of $34 billion. On August 30, 2018, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2018, decreasing the annual rate to 0.589% on average daily net assets in excess of $44 billion. For the six months ended March 31, 2019, the investment advisory services fee was $123,273,000, which was equivalent to an annualized rate of 0.617% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

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For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	SMALLCAP World Fund

For the six months ended March 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$28,495	$15,984		$1,079		Not applicable
Class C	3,456	515		175		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	839	589		169		Not applicable
Class F-2	Not applicable	2,253		1,063		Not applicable
Class F-3	Not applicable	138		430		Not applicable
Class 529-A	1,475	860		319		$422
Class 529-C	973	134		50		66
Class 529-E	142	19		14		19
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	88		34		44
Class R-1	128	17		6		Not applicable
Class R-2	2,016	998		134		Not applicable
Class R-2E	67	25		6		Not applicable
Class R-3	1,863	611		187		Not applicable
Class R-4	982	422		197		Not applicable
Class R-5E	Not applicable	20		6		Not applicable
Class R-5	Not applicable	104		95		Not applicable
Class R-6	Not applicable	19		1,702		Not applicable
Total class-specific expenses	$40,436	$22,796		$5,666		$551

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $49,000 in the fund’s statement of operations reflects $224,000 in current fees (either paid in cash or deferred) and a net decrease of $175,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act.

SMALLCAP World Fund	33

During the six months ended March 31, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $190,570,000 and $771,103,000, respectively, which generated $86,951,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2019.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2019.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2019

Class A	$1,171,804	22,396	$1,295,477	29,112		$(1,559,033)	(29,958)	$908,248	21,550
Class C	42,773	944	48,619	1,265		(106,957)	(2,359)	(15,565)	(150)
Class T	—	—	—	—		—	—	—	—
Class F-1	72,400	1,403	41,002	933		(93,975)	(1,825)	19,427	511
Class F-2	929,593	17,264	247,799	5,478		(614,833)	(11,753)	562,559	10,989
Class F-3	370,923	7,048	99,562	2,221		(203,406)	(3,860)	267,079	5,409
Class 529-A	76,057	1,474	78,589	1,789		(99,824)	(1,934)	54,822	1,329
Class 529-C	11,693	252	13,745	351		(29,657)	(643)	(4,219)	(40)
Class 529-E	2,988	59	3,643	86		(5,245)	(106)	1,386	39
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	23,077	429	8,167	183		(11,956)	(230)	19,288	382
Class R-1	1,839	39	1,728	44		(4,186)	(88)	(619)	(5)
Class R-2	57,410	1,229	36,387	914		(87,522)	(1,859)	6,275	284
Class R-2E	4,406	84	1,360	31		(2,626)	(51)	3,140	64
Class R-3	77,554	1,549	47,646	1,123		(115,839)	(2,326)	9,361	346
Class R-4	64,598	1,241	48,251	1,093		(102,972)	(1,987)	9,877	347
Class R-5E	11,509	223	1,676	38		(12,051)	(250)	1,134	11
Class R-5	26,027	483	22,355	487		(53,923)	(994)	(5,541)	(24)
Class R-6	881,420	16,321	410,894	9,043		(427,740)	(7,965)	864,574	17,399
Total net increase (decrease)	$3,826,071	72,438	$2,406,901	54,191		$(3,531,745)	(68,188)	$2,701,227	58,441

34	SMALLCAP World Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2018

Class A	$2,648,854	45,761	$943,781	17,036		$(2,611,319)	(45,260)	$981,316	17,537
Class C	124,431	2,448	39,653	813		(221,176)	(4,360)	(57,092)	(1,099)
Class T	—	—	—	—		—	—	—	—
Class F-1	193,896	3,389	34,362	627		(315,286)	(5,478)	(87,028)	(1,462)
Class F-2	1,785,354	30,344	131,832	2,350		(652,645)	(11,141)	1,264,541	21,553
Class F-3	746,957	12,889	58,070	1,045		(301,309)	(5,178)	503,718	8,756
Class 529-A	245,127	4,301	57,829	1,056		(174,163)	(3,039)	128,793	2,318
Class 529-C	27,941	540	11,426	230		(141,138)	(2,728)	(101,771)	(1,958)
Class 529-E	6,922	125	2,705	51		(9,233)	(166)	394	10
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	29,924	517	5,129	92		(21,261)	(368)	13,792	241
Class R-1	5,558	105	1,387	28		(9,278)	(177)	(2,333)	(44)
Class R-2	127,612	2,431	29,747	591		(208,083)	(3,991)	(50,724)	(969)
Class R-2E	11,863	209	810	15		(6,222)	(109)	6,451	115
Class R-3	179,101	3,246	38,386	722		(273,503)	(4,954)	(56,016)	(986)
Class R-4	171,216	2,998	38,492	700		(250,946)	(4,399)	(41,238)	(701)
Class R-5E	16,357	284	545	10		(2,662)	(46)	14,240	248
Class R-5	147,243	2,497	14,957	263		(186,528)	(3,176)	(24,328)	(416)
Class R-6	1,339,754	22,944	248,310	4,411		(369,109)	(6,319)	1,218,955	21,036
Total net increase (decrease)	$7,808,110	135,028	$1,657,422	30,040		$(5,753,861)	(100,889)	$3,711,671	64,179

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,995,556,000 and $7,222,312,000, respectively, during the six months ended March 31, 2019.

SMALLCAP World Fund	35

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
3/31/2019[4,5]	$60.19	$(.04)	$(2.68)	$(2.72)
9/30/2018	55.60	.04	7.05	7.09
9/30/2017	47.24	.07	8.45	8.52
9/30/2016	45.04	.04	4.99	5.03
9/30/2015	48.66	.04	1.09	1.13
9/30/2014	48.91	.01	2.17	2.18
Class C:
3/31/2019[4,5]	52.63	(.21)	(2.44)	(2.65)
9/30/2018	49.30	(.38)	6.21	5.83
9/30/2017	42.08	(.29)	7.51	7.22
9/30/2016	40.73	(.29)	4.47	4.18
9/30/2015	44.77	(.32)	1.03	.71
9/30/2014	45.54	(.36)	2.02	1.66
Class T:
3/31/2019[4,5]	60.35	.02	(2.67)	(2.65)
9/30/2018	55.64	.15	7.06	7.21
9/30/2017[4,10]	49.61	.13	5.90	6.03
Class F-1:
3/31/2019[4,5]	59.47	(.05)	(2.66)	(2.71)
9/30/2018	55.00	— [11]	6.97	6.97
9/30/2017	46.74	.05	8.36	8.41
9/30/2016	44.60	.03	4.94	4.97
9/30/2015	48.23	.04	1.08	1.12
9/30/2014	48.51	—	2.15	2.15
Class F-2:
3/31/2019[4,5]	61.07	.03	(2.70)	(2.67)
9/30/2018	56.24	.20	7.13	7.33
9/30/2017	47.80	.19	8.54	8.73
9/30/2016	45.42	.16	5.05	5.21
9/30/2015	48.92	.17	1.08	1.25
9/30/2014	49.03	.15	2.17	2.32
Class F-3:
3/31/2019[4,5]	60.54	.06	(2.69)	(2.63)
9/30/2018	55.74	.24	7.06	7.30
9/30/2017[4,12]	47.93	.25	7.56	7.81

36	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(3.31)	$(3.31)	$54.16	(3.30)%[6]	$22,947		1.07%[7]		1.07%[7]		(.15)%[7]
—	(2.50)	(2.50)	60.19	13.13	24,203		1.04		1.04		.06
(.16)	—	(.16)	55.60	18.11	21,383		1.07		1.07		.14
—	(2.83)	(2.83)	47.24	11.72	18,762		1.10		1.10		.08
—	(4.75)	(4.75)	45.04	2.25	16,882		1.07		1.07		.08
—	(2.43)	(2.43)	48.66	4.43	16,857		1.07		1.07		.02

—	(3.31)	(3.31)	46.67	(3.68)[6]	708		1.84	[7]	1.84	[7]	(.92)[7]
—	(2.50)	(2.50)	52.63	12.23	807		1.83		1.83		(.74)
—	—	—	49.30	17.16	810		1.87		1.87		(.66)
—	(2.83)	(2.83)	42.08	10.82	824		1.90		1.90		(.73)
—	(4.75)	(4.75)	40.73	1.45	847		1.87		1.87		(.73)
—	(2.43)	(2.43)	44.77	3.61	892		1.87		1.87		(.79)

—	(3.31)	(3.31)	54.39	(3.19)[6,8]	—	[9]	.83	[7,8]	.83	[7,8]	.09 [7,8]
—	(2.50)	(2.50)	60.35	13.36 [8]	—	[9]	.85	[8]	.85	[8]	.25 [8]
—	—	—	55.64	12.15 [6,8]	—	[9]	.42	[6,8]	.42	[6,8]	.25 [6,8]

—	(3.31)	(3.31)	53.45	(3.35)[6]	719		1.12	[7]	1.12	[7]	(.20)[7]
—	(2.50)	(2.50)	59.47	13.06	770		1.09		1.09		.01
(.15)	—	(.15)	55.00	18.06	792		1.10		1.10		.11
—	(2.83)	(2.83)	46.74	11.69	718		1.11		1.11		.07
—	(4.75)	(4.75)	44.60	2.25	662		1.07		1.07		.08
—	(2.43)	(2.43)	48.23	4.42	624		1.09		1.09		—

—	(3.31)	(3.31)	55.09	(3.17)[6]	4,627		.81	[7]	.81	[7]	.12 [7]
—	(2.50)	(2.50)	61.07	13.41	4,459		.78		.78		.34
(.29)	—	(.29)	56.24	18.40	2,894		.82		.82		.38
—	(2.83)	(2.83)	47.80	12.03	2,118		.82		.82		.36
—	(4.75)	(4.75)	45.42	2.50	1,487		.82		.82		.35
—	(2.43)	(2.43)	48.92	4.72	1,208		.81		.81		.31

—	(3.31)	(3.31)	54.60	(3.15)[6]	1,970		.72	[7]	.72	[7]	.22 [7]
—	(2.50)	(2.50)	60.54	13.49	1,856		.71		.71		.41
—	—	—	55.74	16.30 [6]	1,221		.71	[7]	.71	[7]	.70 [7]

See end of table for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
3/31/2019[4,5]	$59.47	$(.05)	$(2.66)	$(2.71)
9/30/2018	55.01	— [11]	6.96	6.96
9/30/2017	46.74	.04	8.36	8.40
9/30/2016	44.63	— [11]	4.94	4.94
9/30/2015	48.29	—	1.09	1.09
9/30/2014	48.59	(.03)	2.16	2.13
Class 529-C:
3/31/2019[4,5]	53.60	(.22)	(2.48)	(2.70)
9/30/2018	50.18	(.42)	6.34	5.92
9/30/2017	42.85	(.32)	7.65	7.33
9/30/2016	41.45	(.31)	4.54	4.23
9/30/2015	45.50	(.35)	1.05	.70
9/30/2014	46.27	(.40)	2.06	1.66
Class 529-E:
3/31/2019[4,5]	57.73	(.10)	(2.60)	(2.70)
9/30/2018	53.57	(.12)	6.78	6.66
9/30/2017	45.53	(.06)	8.14	8.08
9/30/2016	43.63	(.09)	4.82	4.73
9/30/2015	47.41	(.11)	1.08	.97
9/30/2014	47.87	(.14)	2.11	1.97
Class 529-T:
3/31/2019[4,5]	60.32	.01	(2.68)	(2.67)
9/30/2018	55.63	.13	7.06	7.19
9/30/2017[4,10]	49.61	.12	5.90	6.02
Class 529-F-1:
3/31/2019[4,5]	60.26	.01	(2.68)	(2.67)
9/30/2018	55.58	.13	7.05	7.18
9/30/2017	47.23	.15	8.43	8.58
9/30/2016	44.98	.09	4.99	5.08
9/30/2015	48.53	.11	1.09	1.20
9/30/2014	48.73	.08	2.15	2.23
Class R-1:
3/31/2019[4,5]	54.32	(.21)	(2.50)	(2.71)
9/30/2018	50.79	(.38)	6.41	6.03
9/30/2017	43.34	(.29)	7.74	7.45
9/30/2016	41.85	(.28)	4.60	4.32
9/30/2015	45.85	(.31)	1.06	.75
9/30/2014	46.56	(.35)	2.07	1.72

38	SMALLCAP World Fund

Dividends and distributions
Dividends (from net Investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(3.31)	$(3.31)	$53.45	(3.35)%[6]	$1,357		1.13%[7]		1.13%[7]		(.21)%[7]
—	(2.50)	(2.50)	59.47	13.05	1,430		1.11		1.11		— [13]
(.13)	—	(.13)	55.01	18.03	1,195		1.13		1.13		.08
—	(2.83)	(2.83)	46.74	11.64	1,024		1.17		1.17		— [13]
—	(4.75)	(4.75)	44.63	2.16	943		1.15		1.15		—
—	(2.43)	(2.43)	48.29	4.37	933		1.15		1.15		(.05)

—	(3.31)	(3.31)	47.59	(3.71)[6]	202		1.88	[7]	1.88	[7]	(.95)[7]
—	(2.50)	(2.50)	53.60	12.19	230		1.88		1.88		(.81)
—	—	—	50.18	17.11	314		1.91		1.91		(.70)
—	(2.83)	(2.83)	42.85	10.78	286		1.96		1.96		(.78)
—	(4.75)	(4.75)	41.45	1.37	274		1.93		1.93		(.78)
—	(2.43)	(2.43)	45.50	3.53	280		1.94		1.94		(.85)

—	(3.31)	(3.31)	51.72	(3.43)[6]	60		1.33	[7]	1.33	[7]	(.40)[7]
—	(2.50)	(2.50)	57.73	12.82	64		1.32		1.32		(.22)
(.04)	—	(.04)	53.57	17.77	59		1.35		1.35		(.13)
—	(2.83)	(2.83)	45.53	11.39	53		1.38		1.38		(.21)
—	(4.75)	(4.75)	43.63	1.95	49		1.38		1.38		(.23)
—	(2.43)	(2.43)	47.41	4.10	49		1.39		1.39		(.30)

—	(3.31)	(3.31)	54.34	(3.22)[6,8]	—	[9]	.89	[7,8]	.89	[7,8]	.04 [7,8]
—	(2.50)	(2.50)	60.32	13.30 [8]	—	[9]	.88	[8]	.88	[8]	.22 [8]
—	—	—	55.63	12.13 [6,8]	—	[9]	.45	[6,8]	.45	[6,8]	.22 [6,8]

—	(3.31)	(3.31)	54.28	(3.23)[6]	144		.90	[7]	.90	[7]	.03 [7]
—	(2.50)	(2.50)	60.26	13.31	136		.89		.89		.22
(.23)	—	(.23)	55.58	18.26	113		.92		.92		.30
—	(2.83)	(2.83)	47.23	11.85	90		.96		.96		.22
—	(4.75)	(4.75)	44.98	2.42	83		.93		.93		.22
—	(2.43)	(2.43)	48.53	4.57	80		.94		.94		.16

—	(3.31)	(3.31)	48.30	(3.68)[6]	26		1.83	[7]	1.83	[7]	(.91)[7]
—	(2.50)	(2.50)	54.32	12.26	30		1.81		1.81		(.72)
—	—	—	50.79	17.19	30		1.83		1.83		(.63)
—	(2.83)	(2.83)	43.34	10.89	33		1.85		1.85		(.68)
—	(4.75)	(4.75)	41.85	1.48	36		1.82		1.82		(.68)
—	(2.43)	(2.43)	45.85	3.66	39		1.82		1.82		(.74)

See end of table for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
3/31/2019[4,5]	$54.36	$(.21)	$(2.50)	$(2.71)
9/30/2018	50.82	(.37)	6.41	6.04
9/30/2017	43.35	(.27)	7.74	7.47
9/30/2016	41.85	(.27)	4.60	4.33
9/30/2015	45.84	(.29)	1.05	.76
9/30/2014	46.56	(.35)	2.06	1.71
Class R-2E:
3/31/2019[4,5]	59.52	(.15)	(2.66)	(2.81)
9/30/2018	55.26	(.22)	6.98	6.76
9/30/2017	47.07	(.14)	8.40	8.26
9/30/2016	45.04	(.08)	4.94	4.86
9/30/2015	48.67	.01	1.11	1.12
9/30/2014[4,14]	50.83	(.01)	(2.15)	(2.16)
Class R-3:
3/31/2019[4,5]	57.60	(.11)	(2.60)	(2.71)
9/30/2018	53.47	(.14)	6.77	6.63
9/30/2017	45.45	(.07)	8.13	8.06
9/30/2016	43.56	(.09)	4.81	4.72
9/30/2015	47.34	(.10)	1.07	.97
9/30/2014	47.79	(.14)	2.12	1.98
Class R-4:
3/31/2019[4,5]	59.71	(.03)	(2.67)	(2.70)
9/30/2018	55.18	.03	7.00	7.03
9/30/2017	46.89	.08	8.38	8.46
9/30/2016	44.71	.04	4.97	5.01
9/30/2015	48.33	.05	1.08	1.13
9/30/2014	48.59	.02	2.15	2.17
Class R-5E:
3/31/2019[4,5]	60.26	.02	(2.68)	(2.66)
9/30/2018	55.55	.18	7.03	7.21
9/30/2017	47.30	.18	8.42	8.60
9/30/2016[4,15]	47.09	.12	2.92	3.04
Class R-5:
3/31/2019[4,5]	61.94	.05	(2.73)	(2.68)
9/30/2018	56.99	.21	7.24	7.45
9/30/2017	48.40	.24	8.64	8.88
9/30/2016	45.94	.18	5.11	5.29
9/30/2015	49.39	.20	1.10	1.30
9/30/2014	49.46	.15	2.21	2.36

40	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net (loss) income to average net assets[3]

$—	$(3.31)	$(3.31)	$48.34	(3.67)%[6]	$564		1.82%[7]		1.82%[7]		(.90)%[7]
—	(2.50)	(2.50)	54.36	12.28	619		1.79		1.79		(.70)
—	—	—	50.82	17.23	628		1.80		1.80		(.60)
—	(2.83)	(2.83)	43.35	10.89	616		1.84		1.84		(.67)
—	(4.75)	(4.75)	41.85	1.53	632		1.79		1.79		(.65)
—	(2.43)	(2.43)	45.84	3.64	689		1.83		1.83		(.75)

—	(3.31)	(3.31)	53.40	(3.52)[6]	25		1.52	[7]	1.52	[7]	(.59)[7]
—	(2.50)	(2.50)	59.52	12.61	24		1.50		1.50		(.38)
(.07)	—	(.07)	55.26	17.57	16		1.51		1.51		(.27)
—	(2.83)	(2.83)	47.07	11.32	6		1.51		1.51		(.20)
—	(4.75)	(4.75)	45.04	2.23 [8]	—	[9]	1.26	[8]	1.26	[8]	.01 [8]
—	—	—	48.67	(4.25)[6,8]	—	[9]	.08	[6,8]	.08	[6,8]	(.01)[6,8]

—	(3.31)	(3.31)	51.58	(3.46)[6]	781		1.36	[7]	1.36	[7]	(.44)[7]
—	(2.50)	(2.50)	57.60	12.79	852		1.35		1.35		(.25)
(.04)	—	(.04)	53.47	17.74	844		1.35		1.35		(.14)
—	(2.83)	(2.83)	45.45	11.41	783		1.39		1.39		(.22)
—	(4.75)	(4.75)	43.56	1.93	776		1.37		1.37		(.22)
—	(2.43)	(2.43)	47.34	4.12	811		1.39		1.39		(.30)

—	(3.31)	(3.31)	53.70	(3.31)[6]	823		1.06	[7]	1.06	[7]	(.13)[7]
—	(2.50)	(2.50)	59.71	13.13	894		1.04		1.04		.05
(.17)	—	(.17)	55.18	18.12	865		1.05		1.05		.17
—	(2.83)	(2.83)	46.89	11.76	764		1.07		1.07		.10
—	(4.75)	(4.75)	44.71	2.27	715		1.05		1.05		.10
—	(2.43)	(2.43)	48.33	4.46	727		1.06		1.06		.03

—	(3.31)	(3.31)	54.29	(3.21)[6]	25		.86	[7]	.86	[7]	.08 [7]
—	(2.50)	(2.50)	60.26	13.38	28		.84		.84		.31
(.35)	—	(.35)	55.55	18.33	12		.84		.84		.36
—	(2.83)	(2.83)	47.30	7.01 [6]	—	[9]	.96	[7]	.95	[7]	.32 [7]

—	(3.31)	(3.31)	55.95	(3.16)[6]	392		.76	[7]	.76	[7]	.17 [7]
—	(2.50)	(2.50)	61.94	13.46	436		.75		.75		.36
(.29)	—	(.29)	56.99	18.48	424		.75		.75		.47
—	(2.83)	(2.83)	48.40	12.09	359		.77		.77		.41
—	(4.75)	(4.75)	45.94	2.57	474		.75		.75		.40
—	(2.43)	(2.43)	49.39	4.78	452		.76		.76		.29

See end of table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
3/31/2019[4,5]	$61.31	$.06	$(2.71)	$(2.65)
9/30/2018	56.40	.25	7.16	7.41
9/30/2017	47.93	.26	8.54	8.80
9/30/2016	45.49	.21	5.06	5.27
9/30/2015	48.93	.22	1.09	1.31
9/30/2014	49.00	.21	2.15	2.36

	Six months ended	Year ended September 30
	March 31, 2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	19%	35%	32%	29%	33%	38%

See notes to financial statements

42	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net (loss) income to average net assets[3]

$—	$(3.31)	$(3.31)	$55.35	(3.14)%[6]	$7,318	.70%[7]	.70%[7]	.23%[7]
—	(2.50)	(2.50)	61.31	13.53	7,039	.69	.69	.42
(.33)	—	(.33)	56.40	18.51	5,289	.70	.70	.51
—	(2.83)	(2.83)	47.93	12.15	3,403	.71	.71	.48
—	(4.75)	(4.75)	45.49	2.63	2,269	.71	.71	.45
—	(2.43)	(2.43)	48.93	4.82	1,859	.71	.71	.41

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than .01%.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.

SMALLCAP World Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2018, through March 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	SMALLCAP World Fund

	Beginning account value 10/1/2018	Ending account value 3/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$966.97	$5.25	1.07%
Class A – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class C – actual return	1,000.00	963.22	9.01	1.84
Class C – assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class T – actual return	1,000.00	968.09	4.07	.83
Class T – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class F-1 – actual return	1,000.00	966.54	5.49	1.12
Class F-1 – assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class F-2 – actual return	1,000.00	968.26	3.97	.81
Class F-2 – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-3 – actual return	1,000.00	968.49	3.53	.72
Class F-3 – assumed 5% return	1,000.00	1,021.34	3.63	.72
Class 529-A – actual return	1,000.00	966.54	5.54	1.13
Class 529-A – assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class 529-C – actual return	1,000.00	962.94	9.20	1.88
Class 529-C – assumed 5% return	1,000.00	1,015.56	9.45	1.88
Class 529-E – actual return	1,000.00	965.66	6.52	1.33
Class 529-E – assumed 5% return	1,000.00	1,018.30	6.69	1.33
Class 529-T – actual return	1,000.00	967.85	4.37	.89
Class 529-T – assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-F-1 – actual return	1,000.00	967.70	4.42	.90
Class 529-F-1 – assumed 5% return	1,000.00	1,020.44	4.53	.90
Class R-1 – actual return	1,000.00	963.20	8.96	1.83
Class R-1 – assumed 5% return	1,000.00	1,015.81	9.20	1.83
Class R-2 – actual return	1,000.00	963.27	8.91	1.82
Class R-2 – assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-2E – actual return	1,000.00	964.83	7.45	1.52
Class R-2E – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-3 – actual return	1,000.00	965.37	6.66	1.36
Class R-3 – assumed 5% return	1,000.00	1,018.15	6.84	1.36
Class R-4 – actual return	1,000.00	966.87	5.20	1.06
Class R-4 – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-5E – actual return	1,000.00	967.88	4.22	.86
Class R-5E – assumed 5% return	1,000.00	1,020.64	4.33	.86
Class R-5 – actual return	1,000.00	968.44	3.73	.76
Class R-5 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-6 – actual return	1,000.00	968.63	3.44	.70
Class R-6 – assumed 5% return	1,000.00	1,021.44	3.53	.70

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	45

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46	SMALLCAP World Fund

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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50	SMALLCAP World Fund

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

727,749,799

Total shares voting on November 28, 2018

621,652,120 (85.4% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Joseph C. Berenato	605,574,526	97.4%	16,077,594	2.6%
Joseph Bonner	607,057,085	97.7	14,595,035	2.3
Louise H. Bryson	606,707,733	97.6	14,944,387	2.4
Mary Anne Dolan	606,744,643	97.6	14,907,477	2.4
Brady L. Enright	606,654,099	97.6	14,998,021	2.4
John G. Freund	605,960,738	97.5	15,691,382	2.5
Yvonne Greenstreet	566,286,186	91.1	55,365,934	8.9
Linda Griego	606,938,860	97.6	14,713,260	2.4
Leonade D. Jones	605,499,439	97.4	16,152,681	2.6
Sharon I. Meers	607,864,160	97.8	13,787,960	2.2
Anne-Marie Peterson	607,578,915	97.7	14,073,205	2.3
Kenneth M. Simril	606,866,426	97.6	14,785,694	2.4
Christopher E. Stone	578,199,239	93.0	43,452,882	7.0

SMALLCAP World Fund	51

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 700

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2019, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®

Investment portfolio

March 31, 2019

unaudited

Common stocks 91.02% Information technology 20.88%	Shares	Value (000)
RingCentral, Inc., Class A1	4,741,200	$511,101
MongoDB, Inc., Class A1,2	3,209,522	471,864
Paycom Software, Inc.1	2,430,134	459,611
Alteryx, Inc., Class A1	3,425,833	287,325
DocuSign, Inc.1	3,621,737	187,751
Square, Inc., Class A1	2,450,730	183,609
SimCorp AS	1,865,843	180,125
EPAM Systems, Inc.1	1,062,494	179,700
WiseTech Global Ltd.	10,762,887	176,687
Yext, Inc.1,3	8,025,874	175,446
Alarm.Com Holdings, Inc.1,3	2,695,700	174,951
Smartsheet Inc., Class A1,2	3,905,000	159,285
Ceridian HCM Holding Inc.1	2,901,471	148,845
Halma PLC	6,749,967	146,994
HubSpot, Inc.1	874,748	145,392
Bottomline Technologies, Inc.1,3	2,848,000	142,656
Acacia Communications, Inc.1,3	2,406,341	138,004
Cree, Inc.1	2,369,014	135,555
Jenoptik AG3	3,628,640	135,138
Wix.com Ltd.1	1,036,000	125,180
Qorvo, Inc.1	1,712,104	122,809
Netcompany Group AS, non-registered shares1,3	3,309,913	118,513
Inphi Corp.1,2,3	2,417,832	105,756
Net One Systems Co., Ltd.	4,185,646	105,255
Euronet Worldwide, Inc.1	735,490	104,874
Bechtle AG, non-registered shares	1,126,746	104,337
Kingdee International Software Group Co. Ltd.2	83,310,210	96,365
InterXion Holding NV, non-registered shares1	1,440,000	96,091
Everbridge, Inc.1	1,271,100	95,345
Globant SA1	1,320,800	94,305
Vanguard International Semiconductor Corp.	42,643,575	92,010
SUNeVision Holdings Ltd.2	107,954,000	92,002
LiveRamp Holdings, Inc.1	1,607,100	87,699
Hamamatsu Photonics KK	2,257,480	87,179
AAC Technologies Holdings Inc.	14,562,500	86,170
Carel Industries SpA1,3	7,820,849	85,985
CDW Corp.	850,000	81,914
Avalara, Inc.1	1,448,000	80,784
Viavi Solutions Inc.1	6,170,050	76,385
Douzone Bizon Co., Ltd.3	1,842,408	75,638
Elastic NV, non-registered shares1,2	944,200	75,413
SVMK Inc.1	4,123,230	75,084
Nuance Communications, Inc.1	4,273,000	72,342
Versum Materials, Inc.	1,429,190	71,903
Mellanox Technologies, Ltd.1	600,000	71,016
Endurance International Group Holdings, Inc.1,3	9,461,599	68,597
Zebra Technologies Corp., Class A1	324,920	68,080

SMALLCAP World Fund — Page 1 of 17

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Bravura Solutions Ltd.3	17,125,000	$66,513
Coupa Software Inc.1	708,000	64,414
Topcon Corp.	5,096,510	60,056
BE Semiconductor Industries, NV	2,108,301	56,097
CANCOM SE, non-registered shares	1,215,231	54,773
Anaplan, Inc.1	1,385,872	54,548
WIN Semiconductors Corp.	7,271,358	51,314
Dolby Laboratories, Inc., Class A	800,000	50,376
Kinaxis Inc.1	855,900	49,938
Autodesk, Inc.1	310,000	48,304
Okta, Inc., Class A1	581,800	48,132
2U, Inc.1,2	635,000	44,990
Cision Ltd.1	3,247,000	44,711
Money Forward, Inc.1	1,059,052	44,195
VTech Holdings Ltd.	4,225,000	43,192
eMemory Technology Inc.3	4,024,334	42,045
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	15,540,500	41,673
MACOM Technology Solutions Holdings, Inc.1,2	2,475,000	41,357
Teradata Corp.1	935,800	40,848
Cognex Corp.	800,000	40,688
Blackbaud, Inc.	503,000	40,104
RealPage, Inc.1	658,810	39,983
Temenos AG	270,000	39,805
Avast PLC	10,754,000	39,681
Maxlinear, Inc.1	1,500,000	38,295
MKS Instruments, Inc.	403,484	37,544
Verint Systems Inc.1	603,000	36,096
Lumentum Holdings Inc.1	624,000	35,281
Tenable Holdings, Inc.1	1,083,633	34,308
Trimble Inc.1	840,000	33,936
Cypress Semiconductor Corp.	2,200,000	32,824
ASM Pacific Technology Ltd.	2,902,300	32,369
Nemetschek SE	189,800	32,362
Sabre Corp.	1,512,000	32,342
Integrated Device Technology, Inc.1	650,000	31,844
Semtech Corp.1	620,000	31,564
Megaport Ltd.1,3	9,491,978	27,566
Megaport Ltd.1,2,3	1,029,200	2,989
Kingboard Holdings Ltd.	8,260,000	29,305
SPS Commerce, Inc.1	273,369	28,994
Silicon Laboratories Inc.1	341,000	27,573
BlackLine, Inc.1	595,000	27,560
Atea ASA	1,888,659	27,416
Endava PLC, Class A (ADR)1	959,598	26,389
TravelSky Technology Ltd., Class H	9,960,000	26,328
Venustech Group Inc., Class A	5,997,208	26,308
Siltronic AG	294,000	25,935
X-FAB Silicon Foundries SE1,2	5,236,519	25,464
Renishaw PLC	525,000	25,341
Zendesk, Inc.1	273,000	23,205
Faraday Technology Corp.3	15,365,000	22,210
AIXTRON SE1,2	2,434,518	21,880
accesso Technology Group PLC1,2,3	1,935,612	21,832
TOTVS SA, ordinary nominative	2,000,000	20,126
Fair Isaac Corp.1	71,900	19,530

SMALLCAP World Fund — Page 2 of 17

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ultimate Software Group, Inc.1	55,700	$18,388
Finisar Corp.1	755,000	17,493
Instructure, Inc.1	354,000	16,680
Veeco Instruments Inc.1	1,490,000	16,152
CoreLogic, Inc.1	415,000	15,463
Nordic Semiconductor ASA1,2	3,589,770	15,025
Humanica PCL3	50,840,900	14,979
iEnergizer Ltd.1	7,650,500	14,448
j2 Global, Inc.	160,000	13,856
WANdisco PLC1	1,615,173	13,127
Nohmi Bosai Ltd.	636,600	10,391
INFICON Holding AG	14,778	8,229
StoneCo Ltd., Class A1,2	200,000	8,222
Domo, Inc., Class B1	197,669	7,972
oRo Co., Ltd.2	133,300	7,637
Lightspeed POS Inc., subordinate voting shares1	463,700	7,151
Diebold Nixdorf, Inc.	528,456	5,850
Double Standard Inc.2	114,000	5,575
Maruwa Co Ltd	111,600	5,256
Datalex PLC3	5,405,000	4,887
Talend SA (ADR)1	81,500	4,121
Disco Corp. (Japan)	24,800	3,529
Catcher Technology Co., Ltd.	407,000	3,130
AGTech Holdings Ltd.1,2	42,420,000	2,756
Net 1 UEPS Technologies, Inc.1	557,349	2,001
		8,911,841
Health care 16.02%
Molina Healthcare, Inc.1,3	3,390,512	481,317
Insulet Corp.1,3	4,742,319	450,947
GW Pharmaceuticals PLC (ADR)1,2,3	2,412,980	406,756
Bluebird Bio, Inc.1,2	1,967,720	309,581
NovoCure Ltd.1	3,780,597	182,111
CONMED Corp.3	2,049,162	170,449
Notre Dame Intermédica Participações S.A.	19,261,749	161,361
Allogene Therapeutics, Inc.1,2	4,786,670	138,383
Allogene Therapeutics, Inc.1,4,5	653,594	18,328
Centene Corp.1	2,918,878	154,992
Integra LifeSciences Holdings Corp.1	2,748,275	153,134
Allakos Inc.1,2,3	3,444,369	139,497
Fisher & Paykel Healthcare Corp. Ltd.	12,901,435	137,938
Ultragenyx Pharmaceutical Inc.1	1,933,070	134,078
Vitrolife AB	5,002,795	113,887
DexCom, Inc.1	940,600	112,025
WellCare Health Plans, Inc.1	413,000	111,407
Wright Medical Group NV1	3,501,557	110,124
iRhythm Technologies, Inc.1,3	1,456,450	109,175
PRA Health Sciences, Inc.1	982,200	108,327
Haemonetics Corp.1	1,169,325	102,293
Galapagos NV1	840,989	98,017
LivaNova PLC1	980,967	95,399
Madrigal Pharmaceuticals, Inc.1,2	732,647	91,771
Glaukos Corp.1	1,150,322	90,151
Nakanishi Inc.	4,312,700	84,168
China Biologic Products Holdings, Inc.1	876,600	79,990

SMALLCAP World Fund — Page 3 of 17

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Exact Sciences Corp.1	890,000	$77,092
CryoLife, Inc.1,3	2,556,922	74,585
Fleury SA, ordinary nominative	13,693,000	71,344
Sartorius AG, nonvoting preferred, non-registered shares	395,000	67,749
AnaptysBio, Inc.1	915,200	66,855
NuVasive, Inc.1	1,166,000	66,217
Amplifon SpA	3,246,623	63,187
Rubius Therapeutics, Inc.1	2,306,000	41,739
Rubius Therapeutics, Inc.1,2	1,172,792	21,227
Hikma Pharmaceuticals PLC	2,641,100	61,626
Natera, Inc.1	2,715,580	55,995
Incyte Corp.1	640,000	55,046
Osstem Implant Co., Ltd.1,3	1,142,821	54,468
Sysmex Corp.	859,000	51,852
Dechra Pharmaceuticals PLC	1,403,000	49,302
Gossamer Bio, Inc.1	2,262,851	49,036
CellaVision AB, non-registered shares3	1,620,123	48,618
OdontoPrev SA, ordinary nominative	11,606,500	48,615
BioMarin Pharmaceutical Inc.1	531,500	47,213
Editas Medicine, Inc.1	1,930,000	47,188
Encompass Health Corp.	801,400	46,802
MorphoSys AG, non-registered shares1	510,875	46,505
Agilon Health TopCo, Inc.1,4,6,7	118,513	44,817
Cansino Biologics Inc., Class H1,3	9,920,400	43,726
NuCana PLC (ADR)1,2,3	2,542,628	43,225
Penumbra, Inc.1	265,244	38,994
Hologic, Inc.1	800,000	38,720
Divi’s Laboratories Ltd.	1,500,000	36,877
Cellectis SA (ADR)1	1,114,391	20,438
Cellectis SA, non-registered shares1,2	863,506	15,605
Abcam PLC	2,420,000	35,774
Autolus Therapeutics PLC (ADR)1,2	1,100,000	34,617
Diplomat Pharmacy, Inc.1,3	5,579,556	32,417
Revance Therapeutics, Inc.1	2,010,000	31,678
Flexion Therapeutics, Inc.1,2,3	2,510,700	31,334
Adaptimmune Therapeutics PLC (ADR)1,2,3	7,186,700	30,903
Carl Zeiss Meditec AG, non-registered shares	368,406	30,767
Teladoc Health, Inc.1,2	540,000	30,024
Hypera SA, ordinary nominative	4,511,683	29,845
Evolent Health, Inc., Class A1	2,370,545	29,821
Genmab A/S1	165,000	28,635
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	27,466
Ambu AS, Class B, non-registered shares	1,036,500	27,425
Bausch Health Companies Inc.1	1,100,000	27,170
Spark Therapeutics, Inc.1,2	238,020	27,106
WuXi Biologics (Cayman) Inc.1	2,672,000	25,988
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	25,876
Piramal Enterprises Ltd.	638,707	25,477
Intercept Pharmaceuticals, Inc.1,2	213,137	23,841
Gerresheimer AG, non-registered shares	310,000	23,299
Vocera Communications, Inc.1	734,241	23,224
Neurocrine Biosciences, Inc.1	258,000	22,730
Acerta Pharma BV1,4,6,7	195,556,815	22,606
Revenio Group OYJ, non-registered shares3	1,302,404	22,441
Neuronetics, Inc.1,3	1,444,300	22,026

SMALLCAP World Fund — Page 4 of 17

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Krka, dd, Novo mesto	335,262	$21,813
Xenon Pharmaceuticals Inc.1,3	2,019,226	20,515
Grifols, SA, Class B (ADR)	616,400	12,396
Grifols, SA, Class A, non-registered shares	270,000	7,559
Agios Pharmaceuticals, Inc.1,2	283,400	19,112
Mani, Inc.	387,100	18,896
Corindus Vascular Robotics, Inc.1,3,4,5,7	10,872,716	18,540
Hutchison China MediTech Ltd. (ADR)1	588,488	17,996
Hua Medicine1	17,799,000	17,504
Guardant Health, Inc.1,2	213,033	16,340
Clovis Oncology, Inc.1,2	652,000	16,183
Tabula Rasa HealthCare, Inc.1	271,210	15,302
Unity Biotechnology, Inc.1,2	1,835,000	14,882
Alnylam Pharmaceuticals, Inc.1	137,700	12,868
Precision Biosciences, Inc.1	625,000	11,219
Shockwave Medical, Inc.1,2	300,000	10,041
Nevro Corp.1	160,000	10,002
Global Blood Therapeutics, Inc.1	160,000	8,469
AddLife AB, Class B	288,143	7,283
Asahi Intecc Co., Ltd.	130,900	6,142
Hugel, Inc.1	18,122	6,035
Genus PLC	191,000	5,523
CRISPR Therapeutics AG1,2	138,000	4,929
Paramount Bed Holdings Co., Ltd.	107,500	4,762
Neovasc Inc.1,3	4,942,046	2,079
G1 Therapeutics, Inc.1	55,600	923
WIN-Partners Co., Ltd.	41,400	471
		6,840,543
Consumer discretionary 15.87%
Ocado Group PLC1	14,078,000	251,293
Takeaway.com NV1,3	3,139,600	238,429
ServiceMaster Global Holdings, Inc.1	4,805,000	224,393
Evolution Gaming Group AB3	2,830,274	222,987
Five Below, Inc.1	1,486,702	184,723
Domino’s Pizza, Inc.	691,161	178,389
Strategic Education, Inc.3	1,291,720	169,616
Floor & Decor Holdings, Inc., Class A1	4,048,600	166,883
Dollarama Inc.	6,015,000	160,463
Mattel, Inc.1,2	12,260,000	159,380
Grand Canyon Education, Inc.1	1,309,000	149,894
Nien Made Enterprise Co., Ltd.3	15,215,000	134,030
Hilton Grand Vacations Inc.1	4,192,886	129,351
MercadoLibre, Inc.1	238,100	120,891
GVC Holdings PLC	15,918,489	115,898
TopBuild Corp.1,3	1,783,200	115,587
Melco International Development Ltd.	46,191,000	108,270
Seria Co., Ltd.2	3,134,891	107,909
Ace Hardware Indonesia Tbk PT	855,750,000	106,969
Pool Corp.	594,000	97,992
ASOS PLC1,2	2,191,775	91,350
KB Home	3,712,000	89,719
Endurance Technologies Ltd.	5,180,990	86,819
Domino’s Pizza Group PLC3	27,307,815	86,072
Jumbo SA	5,124,161	85,646

SMALLCAP World Fund — Page 5 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Moncler SpA	2,120,000	$85,422
At Home Group Inc.1,3	4,593,873	82,047
Gentex Corp.	3,909,134	80,841
Delta Corp Ltd.3	21,407,238	78,738
Ollie’s Bargain Outlet Holdings, Inc.1	882,000	75,261
MakeMyTrip Ltd., non-registered shares1	2,674,151	73,807
Cedar Fair, LP	1,346,000	70,827
Vivo Energy PLC	41,147,006	68,769
Dine Brands Global, Inc.	741,799	67,719
Canada Goose Holdings Inc., subordinate voting shares (CAD denominated)1	1,172,000	56,287
Canada Goose Holdings Inc., subordinate voting shares1,2	167,000	8,019
Wyndham Hotels & Resorts, Inc.	1,277,400	63,857
Tongcheng-Elong Holdings Ltd.1	27,964,000	62,056
MGM China Holdings, Ltd.2	27,451,200	57,421
Garrett Motion Inc.1,3	3,825,559	56,350
Casio Computer Co., Ltd.2	4,280,100	55,804
Spin Master Corp., subordinate voting shares1	1,982,400	55,481
Brunello Cucinelli SpA	1,608,281	55,295
Adtalem Global Education Inc.1	1,157,000	53,592
Lennar Corp., Class A	1,058,458	51,960
Lennar Corp., Class B	21,169	828
Xinyi Glass Holdings Ltd.	44,311,000	50,803
Cie. Plastic Omnium SA	1,869,195	49,756
Momo.com Inc.	5,642,000	46,589
Toll Brothers, Inc.	1,272,000	46,046
Party City Holdco Inc.1,2,3	5,332,459	42,340
Signet Jewelers Ltd.	1,500,000	40,740
Etsy, Inc.1	580,000	38,988
Brembo SpA	3,262,000	36,994
Moneysupermarket.com Group PLC	7,495,500	36,326
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,571,000	35,951
Lands’ End, Inc.1,3	2,078,232	34,519
Thor Industries, Inc.	545,600	34,029
zooplus AG, non-registered shares1,2	278,256	31,713
Kindred Group PLC (SDR)	3,155,000	31,593
Greggs PLC	1,267,274	30,354
Samsonite International SA	9,369,260	30,018
Man Wah Holdings Ltd.2	49,632,000	29,084
M.D.C. Holdings, Inc.	967,528	28,116
Zhongsheng Group Holdings Ltd.2	11,153,500	27,678
Mercari, Inc.1,2	873,797	26,806
Aritzia Inc., subordinate voting shares1	1,977,000	26,274
WH Smith PLC	935,000	25,842
Hoteles City Express, SAB de CV1,3	24,121,157	25,774
Vail Resorts, Inc.	116,753	25,370
William Hill PLC	12,008,000	25,110
Six Flags Entertainment Corp.	500,000	24,675
Varroc Engineering Ltd.1	2,836,422	23,707
Shop Apotheke Europe NV, non-registered shares1	572,857	23,584
Maisons du Monde SA	1,179,513	22,784
Hyundai Wia Corp.	632,000	22,550
Cairn Homes PLC1	13,905,000	22,305
National Vision Holdings, Inc.1	702,500	22,080
POYA International Co., Ltd.	1,855,527	21,944
Century Communities, Inc.1	911,000	21,837

SMALLCAP World Fund — Page 6 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Caesars Entertainment Corp.1,2	2,500,000	$21,725
Page Industries Ltd.	60,000	21,629
B2W - Cia. Digital, ordinary nominative1	2,005,000	21,620
Harley-Davidson, Inc.	592,000	21,111
D.R. Horton, Inc.	490,000	20,276
Ctrip.com International, Ltd. (ADR)1	464,000	20,272
Winnebago Industries, Inc.	650,000	20,247
MIPS AB1,3	1,396,751	20,191
Chow Sang Sang Holdings International Ltd.	12,990,000	20,188
Nifco Inc.	788,700	20,068
Quotient Technology Inc.1	2,000,000	19,740
Bright Horizons Family Solutions Inc.1	155,000	19,702
Gourmet Master Co., Ltd.	2,930,000	19,489
Gestamp Automocion SA, non-registered shares2	3,350,000	19,334
Dalata Hotel Group PLC	2,929,000	19,319
Relaxo Footwears Ltd.	1,727,000	19,215
Beazer Homes USA, Inc. (USA)1,3	1,659,813	19,104
Just Eat PLC1	1,950,000	19,074
Planet Fitness, Inc., Class A1	275,700	18,946
Texas Roadhouse, Inc.	300,000	18,657
Hostelworld Group PLC3	7,645,662	18,422
Cooper Tire & Rubber Co.	616,000	18,412
Melco Resorts & Entertainment Ltd. (ADR)	800,000	18,072
Tile Shop Holdings, Inc.3	3,158,000	17,874
Cyrela Brazil Realty SA, ordinary nominative	4,230,900	17,581
Cuckoo Homesys Co., Ltd.	99,789	17,143
Graham Holdings Co., Class B	25,000	17,079
Countryside Properties PLC	4,034,745	17,068
NAN LIU Enterprise Co., Ltd.	3,090,000	16,593
Cavco Industries, Inc.1	135,014	15,868
BCA Marketplace PLC	6,139,300	15,800
Cox & Kings Ltd.	7,500,000	15,141
Viomi Technology Co., Ltd. (ADR)2	1,348,200	14,925
Cuckoo Holdings Co., Ltd.	118,210	14,632
Del Taco Restaurants, Inc.1	1,438,200	14,468
Ryohin Keikaku Co., Ltd.	57,000	14,421
China MeiDong Auto Holdings Ltd.	28,100,000	13,638
HUGO BOSS AG	195,848	13,375
Arco Platform Ltd., Class A1	404,332	13,056
Thule Group AB	529,000	11,949
Bygghemma Group First AB1,2	2,980,102	11,732
Paltac Corp.	185,100	10,054
Glenveagh Properties PLC1	9,955,000	9,860
Williams-Sonoma, Inc.2	175,000	9,847
TVS Motor Co Ltd.	1,421,547	9,663
Tiffany & Co.	90,000	9,499
TAKKT AG	500,500	8,231
Bloomberry Resorts Corp.	33,894,100	7,746
ElringKlinger AG2	1,077,982	7,328
POLYTEC Holding AG, non-registered shares2	763,618	7,255
Piaggio & C. SpA	2,650,000	6,463
Dustin Group AB	683,989	6,415
AA PLC	5,250,799	6,223
DFS Furniture PLC	1,805,000	5,889
Greene King PLC	670,000	5,807

SMALLCAP World Fund — Page 7 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sonos, Inc.1,2	550,000	$5,659
Tailored Brands, Inc.	718,850	5,636
Detsky Mir PJSC	3,650,660	4,945
Sabina PCL	6,000,000	4,868
Stamps.com Inc.1	57,100	4,649
BNN Technology PLC1,3,4,6	19,007,000	3,609
WE Solutions Ltd.1	24,176,000	1,524
China Zenix Auto International Ltd. (ADR)1	2,152,000	1,291
Lojas Americanas SA, ordinary nominative	306,900	1,036
		6,776,266
Industrials 13.72%
Spirax-Sarco Engineering PLC	2,028,028	189,917
MonotaRO Co., Ltd.	8,371,900	185,900
Nihon M&A Center Inc.2	6,264,980	171,279
NIBE Industrier AB, Class B	12,762,000	163,415
IMCD NV	2,053,000	156,255
Bravida Holding AB3	16,173,198	142,557
Rheinmetall AG	1,363,840	142,096
Rexnord Corp.1,3	5,508,000	138,471
IDEX Corp.	875,000	132,772
BELIMO Holding AG	26,118	130,492
VARTA AG, non-registered shares1,3	3,056,000	130,404
Advanced Disposal Services, Inc.1,3	4,635,502	129,794
Aalberts Industries NV, non-registered shares	3,578,100	123,743
Havells India Ltd.	10,934,273	121,930
Marel hf., non-registered shares	28,173,726	121,881
frontdoor, inc.1	3,283,700	113,025
TechnoPro Holdings, Inc.	1,786,100	106,363
Aerojet Rocketdyne Holdings, Inc.1	2,958,046	105,099
Wizz Air Holdings PLC1	2,630,000	103,106
Watsco, Inc.	680,000	97,383
Diploma PLC	5,043,082	95,767
TransDigm Group Inc.1	190,000	86,258
Harmonic Drive Systems Inc.2	2,402,000	82,140
Tomra Systems ASA	2,660,900	79,288
Nolato AB, Class B	1,883,840	78,313
VAT Group AG	721,057	75,817
Waste Connections, Inc.	840,000	74,416
Boyd Group Income Fund	712,882	73,355
Spirit Airlines, Inc.1	1,382,000	73,052
Curtiss-Wright Corp.	633,000	71,744
Continental Building Products, Inc.1,3	2,780,700	68,934
Azul SA, preference shares (ADR)1	2,077,150	60,674
Azul SA, preference shares1	771,000	7,536
Graco Inc.	1,374,000	68,040
Oshkosh Corp.	887,207	66,656
Matson, Inc.	1,829,000	66,009
International Container Terminal Services, Inc.	25,753,786	64,102
Masco Corp.	1,625,000	63,879
Grafton Group PLC, units	6,031,000	63,587
Nabtesco Corp.	2,014,361	58,615
Meggitt PLC	8,272,134	54,172
Loomis AB, Class B	1,545,000	53,177
Coor Service Management Holding AB3	5,878,630	52,354

SMALLCAP World Fund — Page 8 of 17

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
ABM Industries Inc.	1,300,000	$47,255
CoStar Group, Inc.1	100,000	46,642
Johnson Electric Holdings Ltd.	20,125,875	46,610
Kratos Defense & Security Solutions, Inc.1	2,901,400	45,349
Barrett Business Services, Inc.3	585,786	45,299
ManpowerGroup Inc.	533,000	44,074
Tsubaki Nakashima Co., Ltd.3	2,441,100	43,765
SiteOne Landscape Supply, Inc.1	759,000	43,377
Avon Rubber PLC3	2,481,863	42,023
Grupo Aeroportuario del Pacífico SAB de CV	4,659,553	41,366
Trust Tech Inc.3	1,204,900	39,844
NORMA Group SE, non-registered shares	813,839	39,493
Air Lease Corp., Class A	1,089,700	37,431
I.M.A. Industria Macchine Automatiche SpA	492,216	36,745
Guangzhou Baiyun International Airport Co. Ltd., Class A	16,519,892	36,333
Rockwool International A/S, Class B	146,600	34,340
Kingspan Group PLC	724,000	33,509
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	1,402,880	33,047
Armstrong World Industries, Inc.	411,800	32,705
Instalco Intressenter AB (publ)3	3,831,789	32,559
Greaves Cotton Ltd.3	16,200,000	32,552
Lifco AB, Class B	789,000	32,163
Altra Industrial Motion Corp.	1,000,000	31,050
USG Corp.	689,912	29,873
PayPoint PLC	2,649,000	29,568
American Airlines Group Inc.	872,000	27,695
Carborundum Universal Ltd.	4,365,000	25,856
Europcar Mobility Group SA	3,061,000	24,825
King Slide Works Co., Ltd.	2,183,000	24,330
BWX Technologies, Inc.	487,233	24,157
Kornit Digital Ltd.1,2	1,000,000	23,800
Middleby Corp.1	168,500	21,910
KeyW Holding Corp.1,3	2,536,400	21,864
Generac Holdings Inc.1	420,900	21,563
R.R. Donnelley & Sons Co.3	4,362,424	20,591
Befesa SA	430,000	18,739
Nexans SA2	581,358	17,301
Fluidra, SA, non-registered shares1	1,490,698	17,123
XP Power Ltd.	515,000	16,769
Alfen NV1,2,3	1,275,000	16,539
Sunny Friend Environmental Technology Co., Ltd.	2,115,000	16,538
Teleperformance SE	92,000	16,533
Avis Budget Group, Inc.1	462,000	16,105
Amara Raja Batteries Ltd.	1,542,705	16,033
Briggs & Stratton Corp.	1,331,000	15,746
Klingelnberg AG1	441,000	14,903
Embraer SA, ordinary nominative	3,085,000	14,537
JELD-WEN Holding, Inc.1	815,000	14,393
PageGroup PLC	2,243,300	13,732
Hertz Global Holdings Inc.1	671,857	11,670
Japan Elevator Service Holdings Co., Ltd.2	574,400	11,656
Upwork Inc.1,2	564,720	10,809
J. Kumar Infraprojects Ltd.3	4,450,500	10,321
Sweco AB, Class B, non-registered shares	425,000	10,239
BMC Stock Holdings, Inc.1	579,222	10,235

SMALLCAP World Fund — Page 9 of 17

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
OSRAM Licht AG2	293,000	$10,084
JGC Corp.	752,500	9,988
KCC Corp.	33,000	9,260
Daifuku Co., Ltd.2	172,400	8,960
Indutrade AB	310,000	8,823
Troax Group AB	275,000	8,785
Elis SA	450,000	7,234
Grace Technology, Inc.2	386,000	7,028
CKD Corp.	752,800	6,779
Sakai Moving Service Co., Ltd.	96,600	6,119
DKSH Holding AG	105,741	6,095
Elementia, SAB de CV1	10,471,270	5,967
Prosegur Compañía de Seguridad, SA	1,038,326	5,626
Fjord1 ASA2	1,110,000	5,444
Greentown Service Group Co., Ltd.	5,598,000	4,963
Takeuchi Mfg. Co., Ltd.	275,000	4,831
va-Q-tec AG1,2	605,314	4,305
Stericycle, Inc.1	66,000	3,592
Addtech AB, Class B	163,259	3,389
		5,854,523
Financials 9.38%
Kotak Mahindra Bank Ltd.	18,292,040	352,374
Essent Group Ltd.1	3,797,535	165,003
MarketAxess Holdings Inc.	660,000	162,413
Webster Financial Corp.	3,200,000	162,144
RenaissanceRe Holdings Ltd.	1,058,600	151,909
Bajaj Finance Ltd.	3,257,000	142,222
SVB Financial Group1	606,500	134,861
Cannae Holdings, Inc.1,3	5,137,578	124,638
NMI Holdings, Inc.1,3	4,775,127	123,533
Ares Management Corp., Class A	5,129,106	119,047
First Republic Bank	1,141,825	114,708
Bharat Financial Inclusion Ltd.1	6,921,279	112,918
Capitec Bank Holdings Ltd.	1,123,983	105,163
Trupanion, Inc.1,2,3	2,673,594	87,533
L&T Finance Holdings Ltd.	36,176,853	79,665
The Bank of N.T. Butterfield & Son Ltd.	2,082,958	74,737
Green Dot Corp., Class A1	1,230,000	74,599
CenterState Bank Corp.	3,026,933	72,071
Enstar Group Ltd.1	360,000	62,640
Close Brothers Group PLC	3,290,562	62,358
Noah Holdings Ltd., Class A (ADR)1,2	1,250,797	60,614
Seacoast Banking Corp. of Florida1	2,270,916	59,839
VZ Holding AG	224,647	58,770
City Union Bank Ltd.	19,845,727	58,685
Shriram Transport Finance Co. Ltd.	3,179,060	58,620
AJ Bell PLC1,2	13,390,000	56,156
Moelis & Co., Class A	1,343,000	55,882
HDFC Asset Management Co., Ltd.	2,292,103	50,752
Radian Group Inc.	2,314,700	48,007
White Mountains Insurance Group, Ltd.	51,800	47,940
HUB24 Ltd.2,3	4,377,158	43,046
EFG International AG	6,785,929	42,934
Avanza Bank Holding AB	951,619	40,839

SMALLCAP World Fund — Page 10 of 17

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Bolsa Mexicana de Valores, SAB de CV, Series A	19,701,110	$40,762
Netwealth Group Ltd.2	6,845,000	40,049
Uzabase, Inc.1,2	1,390,300	37,884
Indian Energy Exchange Ltd.	15,103,655	35,974
Focus Financial Partners Inc., Class A1	985,700	35,130
Euronext NV	540,039	34,227
Cholamandalam Investment and Finance Co., Ltd.	1,573,000	32,979
Waddell & Reed Financial, Inc., Class A	1,850,000	31,986
Janus Henderson Group PLC	1,200,041	29,977
Umpqua Holdings Corp.	1,785,500	29,461
Sabre Insurance Group PLC	7,780,000	28,981
Fanhua Inc. (ADR)2	1,017,549	26,721
Texas Capital Bancshares, Inc.1	482,054	26,315
Greenhill & Co., Inc.3	1,169,700	25,160
Legg Mason Partners Equity Fund	915,285	25,051
Transaction Capital Ltd.	17,681,547	21,813
Boston Private Financial Holdings, Inc.	1,978,177	21,681
Türkiye Garanti Bankasi AS	14,352,206	21,468
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares2	465,169	21,175
TMX Group Ltd.	323,800	20,855
MGIC Investment Corp.1	1,509,039	19,904
TCS Group Holding PLC (GDR)	994,736	17,647
TCS Group Holding PLC (GDR)5	83,000	1,472
Onex Corp.	333,700	18,823
PRA Group, Inc.1	670,000	17,963
Artisan Partners Asset Management Inc., Class A	705,000	17,745
Luther Burbank Corp.	1,750,000	17,675
Nova Ljubljanska banka dd (GDR)1	1,253,700	17,157
Hilltop Holdings Inc.	900,000	16,425
Hiscox Ltd.	735,500	14,944
Flow Traders NV, non-registered shares	484,026	13,357
First Hawaiian, Inc.	456,500	11,892
Third Point Reinsurance Ltd.1	921,468	9,565
CIT Group Inc.	195,000	9,354
Cowen Inc., Class A1	640,000	9,274
Eagle Bancorp, Inc.1	184,000	9,237
Bank of Ireland Group PLC	1,515,227	9,008
TISCO Financial Group PCL, foreign registered	1,965,750	5,466
Habib Bank Ltd.	5,000,000	4,707
Permanent TSB Group Holdings PLC1	2,580,000	3,728
Synovus Financial Corp.	105,500	3,625
IIFL Holdings Ltd.	363,316	2,250
Cox & Kings Financial Service Ltd.1,4,6	2,500,000	488
		4,005,975
Consumer staples 3.98%
Emmi AG3	311,300	273,863
Raia Drogasil SA, ordinary nominative	7,866,992	131,205
Chongqing Fuling Zhacai Group Co., Ltd., Class A	23,705,771	109,424
a2 Milk Co., Ltd.1	10,678,000	103,266
Lion Corp.	4,761,000	100,091
Varun Beverages Ltd.	7,114,568	89,005
Simply Good Foods Co., Class A1	3,935,000	81,022
Dis-Chem Pharmacies Ltd.	37,437,846	62,895
GRUMA, SAB de CV, Series B	5,353,120	54,661

SMALLCAP World Fund — Page 11 of 17

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Milbon Co., Ltd.	1,118,200	$51,960
Treasury Wine Estates Ltd.	4,840,000	51,309
Davide Campari-Milano SpA	4,700,000	46,132
CCL Products (India) Ltd.3	10,642,173	43,782
Fresh Del Monte Produce Inc.	1,585,700	42,861
COSMOS Pharmaceutical Corp.	222,153	38,365
Primo Water Corp.1	1,905,382	29,457
Glanbia PLC	1,500,000	29,345
Century Pacific Food, Inc.	94,597,400	28,176
Masan Group Corp.1	6,993,490	25,407
BGFretail Co., Ltd.	131,000	25,217
Kernel Holding SA	1,642,578	21,049
Emperador Inc.	135,870,000	19,096
HITEJINRO Co., Ltd.	1,066,000	17,374
TCI Co., Ltd.	1,204,000	16,485
PT Nippon Indosari Corpindo Tbk	173,735,100	16,044
Bakkafrost P/F	321,000	15,884
Osotspa PCL, foreign registered	16,660,000	14,437
United Spirits Ltd.1	1,780,114	14,233
PriceSmart, Inc.	225,314	13,267
Prataap Snacks Ltd.	943,900	12,490
Pola Orbis Holdings Inc.	359,500	11,450
Sligro Food Group NV, non-registered shares	307,304	11,014
PZ Cussons PLC	4,096,400	10,468
Coca-Cola Icecek AS, Class C	1,903,000	10,355
Pigeon Corp.	244,900	9,999
Avenue Supermarts Ltd.1	417,313	8,862
Nomad Foods Ltd.1	400,000	8,180
Morinaga & Co., Ltd.	178,400	7,734
Avon Products, Inc.1	2,625,000	7,718
Bid Corp. Ltd.2	330,857	6,833
R.E.A. Holdings PLC1,3	2,162,000	5,674
Ontex Group NV	235,000	5,288
Colgate-Palmolive (India) Ltd.	267,378	4,856
MTG Co., Ltd.2	233,209	4,840
S Foods Inc.	129,400	4,729
Philip Morris CR AS	6,472	4,444
		1,700,246
Materials 3.91%
Allegheny Technologies Inc.1,3	9,997,788	255,643
Stella-Jones Inc.	3,302,684	111,609
Loma Negra Compania Industrial Argentina SA (ADR)1,3	8,131,698	89,042
Valvoline Inc.	4,001,382	74,266
Royal Gold, Inc.	784,000	71,289
UPL Ltd.	4,561,219	63,133
Chr. Hansen Holding A/S	622,000	63,047
Lundin Mining Corp.2	12,651,000	58,694
ACC Ltd.	2,120,000	50,993
Sirius Minerals PLC1,2	191,851,849	50,075
Hudbay Minerals Inc.	6,602,000	47,180
Scapa Group PLC3	12,353,326	45,694
Taiyo Nippon Sanso Corp.	2,945,700	44,811
CCL Industries Inc., Class B, nonvoting shares	1,008,100	40,811
Cleveland-Cliffs Inc.2	3,900,000	38,961

SMALLCAP World Fund — Page 12 of 17

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
PolyOne Corp.	1,209,000	$35,436
Navin Fluorine International Ltd.3	3,202,000	32,706
SIG Combibloc Group AG1	3,080,697	31,557
Ingevity Corp.1	272,000	28,726
LANXESS AG	453,040	24,160
Boral Ltd.	6,965,000	22,700
OCI NV1	804,000	22,096
Symrise AG	227,500	20,498
Croda International PLC	311,000	20,407
Wienerberger AG	870,700	18,489
Arkema SA	182,500	17,373
Mayur Uniquoters Ltd.3	3,445,672	17,245
Gulf Oil Lubricants India Ltd.	1,400,337	17,017
Indorama Ventures PCL, foreign registered	10,114,000	15,855
Steel Dynamics, Inc.	443,700	15,649
Mayr-Melnhof Karton AG, non-registered shares	122,600	15,376
Vidrala, SA, non-registered shares	171,500	14,986
Labrador Iron Ore Royalty Corp.	681,000	14,972
Kansai Paint Co., Ltd.	773,200	14,727
Aarti Industries Ltd.	643,800	14,662
Kenmare Resources PLC1	5,037,336	13,187
CPMC Holdings Ltd.2	31,700,000	12,721
China BlueChemical Ltd., Class H	37,000,000	12,019
Buzzi Unicem SpA	560,058	11,456
Elkem ASA1	3,195,000	11,321
Fufeng Group Ltd.2	19,385,000	10,174
Excelsior Mining Corp.1,2,3	12,868,000	9,822
Venator Materials PLC1	1,538,000	8,644
Tokai Carbon Co., Ltd.2	672,000	8,380
Danakali Ltd.1,3	14,061,802	7,788
Nevada Copper Corp.1,2	26,200,000	7,646
Sandstorm Gold Ltd.1	1,361,300	7,460
Wacker Chemie AG	73,500	6,332
Mountain Province Diamonds Inc.2	6,872,022	6,017
Ardagh Group SA, Class A	450,000	5,850
Hummingbird Resources PLC1,3	20,359,300	5,502
Gerdau SA (ADR)	785,488	3,048
BlueJay Mining PLC1,2	17,521,391	2,031
Bacanora Lithium PLC1	2,438,925	691
		1,669,974
Communication services 3.16%
Iridium Communications Inc.1,3	7,666,388	202,699
Iridium Communications Inc.1,3,5	636,132	16,819
Entertainment One Ltd.	22,363,000	130,138
HUYA, Inc. (ADR)1,2	3,571,100	100,455
Nexstar Media Group, Inc.	825,000	89,405
YY Inc., Class A (ADR)1	943,000	79,221
Vonage Holdings Corp.1	6,216,999	62,419
Lions Gate Entertainment Corp., Class A2	2,423,568	37,905
Lions Gate Entertainment Corp., Class B	1,522,277	22,986
World Wrestling Entertainment, Inc., Class A	672,000	58,316
Yandex NV, Class A1	1,530,000	52,540
Care.com, Inc.1,3	2,543,000	50,250
Bandwidth Inc., Class A1	619,495	41,481

SMALLCAP World Fund — Page 13 of 17

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Eros International PLC, Class A1,2	4,130,711	$37,755
Entercom Communications Corp., Class A2	5,860,000	30,765
Cogent Communications Holdings, Inc.	565,000	30,651
Megacable Holdings, SAB de CV, ordinary participation certificates	5,611,175	26,038
Daily Mail and General Trust PLC, Class A, nonvoting shares	2,971,000	24,978
Cable One, Inc.	25,321	24,850
VGI Global Media PCL, foreign registered	81,538,000	23,253
Altice Europe NV, Class A1,2	8,315,000	21,835
CarGurus, Inc., Class A1	520,000	20,831
Elang Mahkota Teknologi Tbk PT	34,046,200	19,127
Zillow Group, Inc., Class C, nonvoting shares1	525,000	18,239
ProSiebenSat.1 Media SE	990,000	14,126
GCI Liberty, Inc., Class A1	232,600	12,935
Eventbrite, Inc., Class A1,2	667,600	12,798
Sharingtechnology Inc.1,2	903,500	12,432
Euskaltel, SA, non-registered shares	1,330,000	12,391
Nordic Entertainment Group AB, Class B1	509,308	11,942
HKBN Ltd.	7,168,500	11,415
THQ Nordic AB, Class B1,2	502,798	11,222
Modern Times Group MTG AB, Class B	509,308	6,524
Gogo Inc.1,2	1,205,000	5,410
Zegona Communications PLC	3,300,304	4,406
IMAX China Holding, Inc.2	1,706,400	4,243
Tele Columbus AG1	2,232,000	4,056
		1,346,856
Energy 2.37%
Diamondback Energy, Inc.	947,000	96,149
Saipem SpA, Class S1	13,449,000	71,132
Centennial Resource Development, Inc., Class A1,2	7,465,643	65,623
Cactus, Inc., Class A1	1,700,399	60,534
WorleyParsons Ltd.	5,701,172	57,321
SM Energy Co.	3,246,000	56,772
Altus Midstream Co., Class A1	9,033,655	53,299
Magnolia Oil & Gas Corp., Class A1,5	4,000,000	48,000
Petronet LNG Ltd.	12,920,000	46,915
Concho Resources Inc.	407,500	45,216
Whitecap Resources Inc.2	12,550,954	43,297
Seven Generations Energy Ltd., Class A1	5,715,600	41,273
Nine Energy Service, Inc.1,3	1,804,000	40,861
Parsley Energy, Inc., Class A1	1,707,200	32,949
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	25,440
Peyto Exploration & Development Corp.2	4,595,000	24,035
Keyera Corp.2	952,400	22,457
Tellurian Inc.1,2	2,000,000	22,400
Mullen Group Ltd.	2,481,000	22,241
Equitrans Midstream Corp.	900,400	19,611
Solaris Oilfield Infrastructure, Inc., Class A	1,175,000	19,317
NuVista Energy Ltd.1	5,965,000	19,194
New Fortress Energy LLC, Class A1	1,600,000	18,688
Savannah Petroleum PLC1,3	47,002,855	15,366
Cosan Ltd., Class A	1,145,000	13,271
PetroTal Corp.1,3	34,775,000	5,855
China Oilfield Services Ltd., Class H	5,156,000	5,570
Golar LNG Ltd.	224,000	4,724

SMALLCAP World Fund — Page 14 of 17

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Lekoil Ltd. (CDI)1,3	40,810,037	$3,880
Ensco PLC, Class A	834,500	3,280
Independence Contract Drilling, Inc.1	950,130	2,632
Extraction Oil & Gas, Inc.1	410,000	1,734
Victoria Oil & Gas PLC1	5,889,000	989
		1,010,025
Real estate 1.63%
WHA Corp. PCL3	991,071,920	131,789
Embassy Office Parks REIT1,4,5,6	22,015,200	95,338
MGM Growth Properties LLC REIT, Class A	2,740,000	88,365
Relo Group, Inc.	2,328,500	65,340
KKR Real Estate Finance Trust Inc. REIT	2,118,600	42,414
Redwood Trust, Inc. REIT	2,562,000	41,376
DoubleDragon Properties Corp.1	83,289,100	36,164
Gaming and Leisure Properties, Inc. REIT	800,000	30,856
Hibernia REIT PLC	16,260,000	24,368
K. Wah International Holdings Ltd.	33,743,028	20,805
OUTFRONT Media Inc. REIT	860,153	20,128
Shurgard Self Storage SA1	555,000	18,326
Tier REIT, Inc.	638,299	18,294
Metrovacesa, SA, non-registered shares1	1,263,000	15,301
Foxtons Group PLC3	17,881,785	14,836
São Carlos Empreendimentos e Participações S.A1	1,270,300	10,966
BR Malls Participacoes SA, ordinary nominative	2,173,500	6,978
Instone Real Estate Group AG, non-registered shares1	237,771	5,335
Soundwill Holdings Ltd.	3,288,000	5,026
Morguard Corp.	23,400	3,480
		695,485
Utilities 0.10%
ENN Energy Holdings Ltd.	3,825,000	36,983
Pampa Energía SA (ADR)1	181,400	5,001
Mytrah Energy Ltd.1,3,4,6	10,418,000	136
		42,120
Total common stocks (cost: $27,201,807,000)		38,853,854
Preferred securities 0.10% Consumer discretionary 0.10%
Made.com Design Ltd., Series C-4, preferred shares1,4,6,7	2,067,967	41,667
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares3	96,000	119
Total preferred securities (cost: $41,513,000)		41,786
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 20331,4,6,7	1,163,990	974

SMALLCAP World Fund — Page 15 of 17

unaudited

Rights & warrants (continued) Communication services 0.00%	Shares	Value (000)
VGI Global Media PCL FR W2, warrants, expire 20221	16,307,600	$298
Total rights & warrants (cost: $0)		1,272
Convertible stocks 0.21% Health care 0.15%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred4,6,7	3,044,139	48,097
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred3,4,6,7	4,244,602	15,000
		63,097
Information technology 0.06%
RealSelf, Inc., Series C, convertible preferred4,6,7	3,468,862	20,570
Foursquare Labs, Inc., Series D, convertible preferred4,6,7	1,551,988	5,897
		26,467
Total convertible stocks (cost: $94,000,000)		89,564
Convertible bonds 0.02% Consumer discretionary 0.02%	Principal amount (000)
Caesars Entertainment Corp., convertible notes, 5.00% 2024	$6,954	9,901
Total convertible bonds (cost: $13,315,000)		9,901
Short-term securities 9.55% Money market investments 9.55%	Shares
Capital Group Central Cash Fund	37,078,827	3,707,141
Goldman Sachs Financial Square Government Fund8	130,000,000	130,000
Blackrock FedFund8	110,000,000	110,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio8	100,000,000	100,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio8	23,967,684	23,968
Fidelity Institutional Money Market Funds - Government Portfolio8	5,000,000	5,000
		4,076,109
Total short-term securities (cost: $4,076,476,000)		4,076,109
Total investment securities 100.90% (cost: $31,427,111,000)		43,072,486
Other assets less liabilities (0.90)%		(384,455)
Net assets 100.00%		$42,688,031

1	Security did not produce income during the last 12 months.
2	All or a portion of this security was on loan. The total value of all such securities was $1,447,802,000, which represented 3.39% of the net assets of the fund.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $361,507,000, which represented .85% of the net assets of the fund.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,938,000, which represented .52% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
8	Security purchased with cash collateral from securities on loan.

SMALLCAP World Fund — Page 16 of 17

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	$40,000	$48,097.11%
Agilon Health TopCo, Inc.	1/4/2019	44,817	44,817.10
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	41,667.10
Venture Global LNG, Inc., Series C	5/1/2015	12,720	25,440.06
Acerta Pharma BV	5/7/2014	11,250	22,606.05
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	20,570.05
Corindus Vascular Robotics, Inc.	2/26/2019	15,000	18,540.04
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred	5/23/2018	15,000	15,000.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	5,897.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	974.00
Total private placement securities		$ 219,115	$ 243,608.56%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-035-0519O-S66065	SMALLCAP World Fund — Page 17 of 17

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 31, 2019